    As filed with the Securities and Exchange Commission on January 26, 2001

                          File Nos. 333-45431/811-08629

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                / X /
                                                                       ----
         Pre-Effective Amendment No.                                   /   /
                                     ----                              ----
         Post-Effective Amendment No.  9                               / X /
                                     ----                              ----

                                     and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                                         / X /
                                                                       ----

         Amendment No.     9                                           / X /
                        -------                                        ----

                           HARTFORD SERIES FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

                P. O. Box 2999, Hartford, Connecticut 06104-2999
                    (Address of Principal Executive Offices)

        Registrant's Telephone Number including Area Code: (860) 297-6443

                             Kevin J. Carr, Esquire
                               Investment Law Unit
                   The Hartford Financial Services Group, Inc.
                              55 Farmington Avenue
                           Hartford, Connecticut 06105
                     (Name and Address of Agent for Service)

                                    COPY TO:

                               David S. Goldstein
                         Sutherland Asbill & Brennan LLP
                         1275 Pennsylvania Avenue, N.W.
                             Washington, D.C. 20004

It is proposed that this filing will become effective (check appropriate box):

          immediately upon filing pursuant to paragraph (b) of Rule 485
      ---
          on       (Date)       pursuant to paragraph (b) of Rule 485
      ---
          60 days after filing  pursuant to paragraph (a)(1) of Rule 485
      ---
          on       (Date)       pursuant to paragraph (a)(1) of Rule 485
      ---
        X 75 days after filing  pursuant to paragraph (a)(2) of Rule 485
      ---
          on (Date) pursuant to paragraph (a)(2) of Rule 485
      ---

If appropriate, check the following box:

          This post-effective amendment designates a new effective date for a --- previously filed post-effective amendment

This post-effective amendment includes two new prospectuses and a revised statement of additional information relating to five new series (Funds) of shares being registered herewith. Each of the five series relates to one of the following Funds: Hartford Large Cap Value HLS Fund, Hartford Mid Cap Value HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Small Company HLS Fund and Hartford Focus Growth HLS Fund. This amendment is to register two classes of shares of each of the five new series. The registrant currently has fourteen other series of shares (each with two classes) registered under the Securities Act of 1933 which are offered through four other prospectuses and other statement of additional information (dated either May 1, 2000 or October 11, 2000) not included in this post-effective amendment. This post-effective amendment is not intended to update or amend the four prospectuses and the two statements of additional information not included herein.

              HARTFORD HLS MUTUAL FUNDS
              FOR USE WITH THE HARTFORD
              VARIABLE INSURANCE PRODUCTS
              AND CERTAIN QUALIFIED
              RETIREMENT PLANS
              CLASS IA SHARES

      PROSPECTUS

              EFFECTIVE [       ], 2001

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK]

                           HARTFORD HLS MUTUAL FUNDS

                         CLASS IA SHARES
                         PROSPECTUS
                         [      ], 2000

AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                           HARTFORD SERIES FUND, INC.


LARGE CAP VALUE HLS FUND



MIDCAP VALUE HLS FUND



INTERNATIONAL CAPITAL APPRECIATION HLS FUND



INTERNATIONAL SMALL COMPANY HLS FUND



FOCUS GROWTH HLS FUND


HARTFORD HLS MUTUAL FUNDS
C/O INDIVIDUAL ANNUITY SERVICES
P.O. BOX 5085
HARTFORD, CT 06102-5085

INTRODUCTION
------------------------------------------------------------


The Hartford HLS Funds is a family of twenty-six mutual funds (each a "fund" and together the "funds") which serve as underlying investment options for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and its affiliates ("Hartford Life") and certain qualified retirement plans. Owners of variable annuity contracts and variable life insurance contracts may choose the funds permitted in the accompanying contract prospectus. In addition, participants in certain qualified retirement plans may choose the funds permitted in their plans. Each fund offers two classes of shares: Class IA shares offered in this prospectus and Class IB shares offered by another prospectus.



Hartford Series Fund, Inc. is comprised of fourteen investment portfolios, each of which is a Hartford HLS Fund. This prospectus describes five of these funds.



The Large Cap Value HLS Fund, MidCap Value HLS Fund, International Capital Appreciation HLS Fund, International Small Company HLS Fund and Hartford Focus Growth HLS Fund are diversified funds. Information on each fund, including risk factors for investing in diversified versus non-diversified funds, can be found on the pages following this summary. HARTFORD LIFE ALSO SPONSORS A FAMILY OF MUTUAL FUNDS KNOWN AS THE HARTFORD MUTUAL FUNDS, INC. WHICH ARE OFFERED DIRECTLY TO THE PUBLIC (THE "RETAIL FUNDS"). THE RETAIL FUNDS ARE SEPARATE FUNDS AND SHOULD NOT BE CONFUSED WITH THE HARTFORD HLS FUND INVESTMENT OPTIONS OFFERED IN THIS PROSPECTUS.


The investment manager to each fund is HL Investment Advisors, LLC ("HL Advisors"). The day-to-day portfolio management of the funds is provided by an investment sub-adviser -- Wellington Management Company, LLP ("Wellington Management"). Information regarding Wellington Management is included under "Management of the Funds" in this prospectus.

Please note that mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosures carefully before investing.

2                                                      HARTFORD HLS MUTUAL FUNDS

CONTENTS                                                                    PAGE
------------------------------------------------------------


                                              Hartford Large Cap Value HLS Fund                        4
                                              Hartford MidCap Value HLS Fund                           6
                                              Hartford International Capital Appreciation HLS          8
A summary of each fund's goals,               Fund                                                    10
strategies, risks, performance and            Hartford International Small Company HLS Fund           12
fees.                                         Hartford Focus Growth HLS Fund

                                              Other investment strategies and investment              14
                                              matters                                                 15
Further information on the funds.             Management of the funds
                                              Purchase and redemption of fund shares                  16
                                              Determination of net asset value                        17
                                              Dividends and distributions                             17
                                              Exchange privileges                                     17
                                              Federal income taxes                                    17
                                              Brokerage commissions                                   18
                                              Performance related information                         18
                                              Distributor, Custodian and Transfer Agent               19
                                              For more information                            back cover


HARTFORD HLS MUTUAL FUNDS                                                      3

HARTFORD LARGE CAP VALUE HLS FUND
--------------------------------------------------------------------------------



INVESTMENT GOAL. The Hartford Large Cap Value HLS Fund seeks long-term total return.



INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its total assets in equity securities of companies with market capitalizations above $2 billion. The fund may invest up to 20% of its total assets in the securities of foreign issuers.



The fund's investment approach is based on the fundamental analysis of companies with large market capitalization and estimated below-average price-to-earnings ratio. Fundamental (qualitative) analysis involves the assessment of company-specific factors such as its business environment, management, balance sheet, income statement, cash flow, anticipated earnings, hidden or undervalued assets, dividends, and other related measures of value. The typical purchase candidate may be characterized as an overlooked or misunderstood company with sound fundamentals. Holdings are frequently in viable, growing businesses with good financial strength in industries that are temporarily out of favor and under-researched by institutions, but provide the potential for above-average total returns and which sell at estimated below-average price-to-earnings multiples. Portfolio construction is driven primarily by security selection. Market timing is not employed, and limited consideration is given to macroeconomic analysis in establishing sector and industry weightings. This process of stock selection is sometimes referred to as a "bottom-up" process and frequently leads to contrarian industry weightings.



The annual portfolio turnover rate is expected to be less than ___%.


--------------------------------------------------------------------------------


MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. You could lose money as a result of your investment. The fund's focus on large capitalization companies significantly influences its performance. Large capitalization stocks as a group can fall out of favor with the market causing the fund to perform more poorly than funds that focus on medium or small capitalization stocks.



Following a value orientation towards selecting securities entails special risks, particularly when used as part of a "contrarian" approach to evaluating issuers. Overlooked, misunderstood or otherwise undervalued securities entail a significant risk of never attaining higher value. For a variety of reasons many undervalued companies never realize their potential and the market value of their equity securities remains low. In addition, even when undervalued companies realize their potential as economic enterprises, the market value of their securities may not reflect their success.



Foreign investments may be more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.



Wellington Management's investment strategy will significantly influence the fund's performance. If Wellington's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.


--------------------------------------------------------------------------------

PAST PERFORMANCE. Because the fund has been in operation for less than one year no performance history has been provided.

4                                                      HARTFORD HLS MUTUAL FUNDS

                                               HARTFORD LARGE CAP VALUE HLS FUND

--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses deducted at the variable life insurance, variable annuity contract level, or by a qualified retirement plan.

SHAREHOLDER FEES                                  CLASS IA
  (fees paid directly from your investment)

  Maximum sales charge (load) as a percentage of offering
    price                                                           None
  Maximum deferred sales charge (load)                              None
  Exchange fees                                                     None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)
  Management fees                                                  0.85%
  Distribution and service (12b-1) fees                             None
  Other expenses                                                    [  ]
  Total operating expenses                                          [  ]

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES                                          CLASS IA
  (with or without redemption)

  Year 1                                                            [  ]
  Year 3                                                            [  ]

[SIDE NOTE]

SUB-ADVISER


Wellington Management



PORTFOLIO MANAGEMENT



The fund is managed by Wellington Management using a team of analysts that specialize in value oriented investing led by John R. Ryan.



John R. Ryan


- Senior Vice President and Managing Partner of Wellington Management


- Joined Wellington Management in 1981


- Investment professional since 1981

[END SIDE NOTE]

HARTFORD HLS MUTUAL FUNDS                                                      5

HARTFORD MIDCAP VALUE HLS FUND
--------------------------------------------------------------------------------



INVESTMENT GOAL. The Hartford MidCap Value HLS Fund seeks long-term capital appreciation.



INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its total assets in equity securities of companies with market capitalizations below $20 billion. The fund may invest up to 20% of its total assets in securities of foreign issuers.



The fund's investment strategy employs a contrarian approach to stock selection, favoring securities that appear to be misunderstood or undervalued in the marketplace. The approach demands an emphasis on extensive research to identify stocks of companies whose fundamentals are not adequately reflected in the market price of their securities. Valuation techniques are a key component of the fund's investment approach. A stock's value is evaluated on three primary criteria: its issuer's earnings power, growth potential and normalized price-to-earnings ratio. Stocks are selected whose issuers have the most compelling blend of the following attributes:



    -  high fundamental investment value



    -  strong management team



    -  strong industry position



The annual portfolio turnover rate is expected to be less than ___%.


--------------------------------------------------------------------------------


MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. Because the fund concentrates on mid-sized companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. You could lose money as a result of your investment.



Equity securities of mid-sized companies may be more risky than those of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks.



Following a value orientation towards selecting securities entails special risks, particularly when used as part of a "contrarian" approach to evaluating issuers. Overlooked, misunderstood or otherwise undervalued securities entail a significant risk of never attaining higher value. For a variety of reasons many undervalued companies never realize their potential and the market value of their equity securities remains low. In addition, even when undervalued companies realize their potential as economic enterprises, the market value of their securities may not reflect their success.



Foreign investments may be more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.



Wellington Management's investment strategy will significantly influence the fund's performance. If Wellington's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.


--------------------------------------------------------------------------------

PAST PERFORMANCE. Because the fund has been in operation for less than one year no performance history has been provided.

6                                                      HARTFORD HLS MUTUAL FUNDS

                                                  HARTFORD MIDCAP VALUE HLS FUND

--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses deducted at the variable life insurance, variable annuity contract level, or by a qualified retirement plan.

SHAREHOLDER FEES                                  CLASS IA
  (fees paid directly from your investment)

  Maximum sales charge (load) as a percentage of offering
    price                                                           None
  Maximum deferred sales charge (load)                              None
  Exchange fees                                                     None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)

  Management fees                                                  0.85%
  Distribution and service (12b-1) fees                             None
  Other expenses                                                    [  ]
  Total operating expenses                                          [  ]

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES                                          CLASS IA
  (with or without redemption)

  Year 1                                                            [  ]
  Year 3                                                            [  ]

[SIDE NOTE]

SUB-ADVISER




Wellington Management



PORTFOLIO MANAGEMENT



The fund is managed by Wellington Management using a team of analysts that specialize in value oriented investing led by James N. Mordy.



James N. Mordy


- Senior Vice President of Wellington Management


- Joined Wellington Management in 1985


- Investment professional since 1985

[END SIDE NOTE]

HARTFORD HLS MUTUAL FUNDS                                                      7

HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND
--------------------------------------------------------------------------------



INVESTMENT GOAL. The Hartford International Capital Appreciation HLS Fund seeks capital appreciation.



INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its total assets in equity securities of foreign issuers, including non-dollar securities. Under normal circumstances, the fund diversifies its investments among at least five countries. Although some consideration is given to ensuring country diversification, allocation of investments among countries is primarily the result of sector and security selection. The fund may invest up to 25% of its total assets in securities of issuers in countries with emerging economies or emerging securities markets.



The fund's investment strategy is to invest in high quality growth companies in various sectors around the world. The fund's investment approach is two-tiered:
"top-down" analysis and "bottom-up" security selection. Macroeconomic data are examined to identify sectors and industries that are expected to grow faster than average over the next twelve to eighteen months. In addition, long-term, broad themes are identified that are based on demographic trends, technological changes, and political and social developments around the world. Through "bottom-up" security selection, the portfolio manager identifies high quality, large capitalization and mid capitalization growth companies. The key characteristics of high quality growth companies are:



    - strong earnings and revenue growth or the potential for strong earnings and revenue growth



    -  good management teams



    -  strong balance sheets



    - attractive relative valuations within a global or regional market or the security's primary trading market.



The fund does not generally hedge its foreign currency exposure. The annual portfolio turnover rate is expected to be less than ___%.


--------------------------------------------------------------------------------


MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. Large capitalization stocks as a group can fall out of favor with the market causing the fund to perform more poorly than funds that focus on medium or small capitalization stocks. You could lose money as a result of your investment.



The fund's focus on large capitalization and mid-capitalization growth companies significantly influences its performance. Large and mid-capitalization stocks as a group can fall out of favor with the market causing the fund to perform more poorly than funds that focus on small capitalization stocks. Likewise, the securities of growth oriented companies can fall out of favor with the market with the same results. An investment in the fund entails substantial market risk.



Foreign investments may be more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.



Wellington Management's strategy of combining top down and bottom up approaches also has a significant impact on the fund's performance. If the strategy does not produce the desired results, the fund could underperform its peers or lose money. In particular, the fund's success in achieving its goal is highly dependent on Wellington Management's successful reliance on fundamental analysis of the prospects of particular companies. Therefore, an investment in the fund also entails significant financial risk related to such companies.


--------------------------------------------------------------------------------

PAST PERFORMANCE. Because the fund has been in operation for less than one year no performance history has been provided.

8                                                      HARTFORD HLS MUTUAL FUNDS

                            HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND

--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses deducted at the variable life insurance, variable annuity contract holder by a qualified retirement plan.

SHAREHOLDER FEES                                  CLASS IA
  (fees paid directly from your investment)

  Maximum sales charge (load) as a percentage of offering
    price                                                           None
  Maximum deferred sales charge (load)                              None
  Exchange fees                                                     None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)

  Management fees                                                  0.775%
  Distribution and service (12b-1) fees                             None
  Other expenses                                                    [ ]
  Total operating expenses                                          [ ]

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES                                          CLASS IA
  (with or without redemption)

  Year 1                                                              [ ]
  Year 3                                                              [ ]

[SIDE NOTE]
SUB-ADVISER

Wellington Management
PORTFOLIO MANAGER


Andrew S. Offit



-  Senior Vice President of Wellington Management



-  Joined Wellington Management in 1997


-  Investment professional since 1987
[END SIDE NOTE]

HARTFORD HLS MUTUAL FUNDS                                                      9

HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND
--------------------------------------------------------------------------------



INVESTMENT GOAL. The Hartford International Small Company HLS Fund seeks capital appreciation.



INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its total assets in equity securities of foreign issuers, including non-dollar securities, with market capitalizations of under $2 billion. Under normal circumstances, the fund diversifies its investments among at least ten countries. The fund may invest up to 15% of its total assets in non-investment grade debt and 15% of its total assets in securities of issuers in countries with emerging economies or emerging securities markets.



The fund's investment approach is to invest in high quality growth companies and special situations in the foreign equity markets. Wellington Management Company uses its proprietary global research capabilities to identify stocks that have significant appreciation potential. Wellington Management takes a local-regional approach to research and stock selection using a number of different sources to identify purchase candidates including the firm's proprietary research, quantitative screens, and company and local referrals. The sources used depend greatly on the region and industry. Macroanalysis is also an important input to the investment approach. Long-term investment themes based on macroanalytical factors, along with cost of capital and liquidity forecasts, are important in targeting research efforts.



A candidate for purchase in the portfolio is subjected to extensive fundamental (qualitative) analysis to include review of the following factors:



    -  a well-articulated business plan



    -  experienced management



    -  a sustainable competitive advantage



    -  strong financial characteristics



In addition, valuation analysis is used to include discounted cash flow if appropriate, along with relevant industry valuations, comparing the results to a global and local peer group of companies. Candidate companies that compare favorably with the fundamentals, growth and valuation characteristics of peers are strong candidates for the portfolio. In implementing purchase decisions, consideration is given to size, liquidity and volatility. Sell decisions are based on changing fundamentals or valuations, or on finding better opportunities for the portfolio. Industry weights are likely to favor sectors in which smaller companies have long-term competitive advantages or are expected to benefit from extended growth opportunities.



The annual portfolio turnover rate is expected to be less than ___%.


--------------------------------------------------------------------------------


MAIN RISKS. As with most equity funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund concentrates on small companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Small company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. You could lose money as a result of your investment.



Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.



Foreign investments may be more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.



Wellington Management's investment strategy will significantly influence the fund's performance. If Wellington's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.


--------------------------------------------------------------------------------

PAST PERFORMANCE. Because the fund has been in operation for less than one year no performance history has been provided.

10                                                     HARTFORD HLS MUTUAL FUNDS

                                   HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND

--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses deducted at the variable life insurance, variable annuity contract holder by a qualified retirement plan.

SHAREHOLDER FEES                                  CLASS IA
  (fees paid directly from your investment)

  Maximum sales charge (load) as a percentage of offering
    price                                                           None
  Maximum deferred sales charge (load)                              None
  Exchange fees                                                     None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)

  Management fees                                                  0.775%
  Distribution and service (12b-1) fees                             None
  Other expenses                                                    [ ]
  Total operating expenses                                          [ ]

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES                                          CLASS IA
  (with or without redemption)

  Year 1                                                              [ ]
  Year 3                                                              [ ]

[SIDE NOTE]

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGER


Edward L. Makin



-  Vice President of Wellington Management



-  Joined Wellington Management in 1994



-  Investment professional since 1987

[END SIDE NOTE]

HARTFORD HLS MUTUAL FUNDS                                                     11

HARTFORD FOCUS GROWTH HLS FUND
--------------------------------------------------------------------------------



INVESTMENT GOAL. The Hartford Focus Growth Fund seeks maximum long-term capital appreciation.



INVESTMENT STRATEGY: Under normal circumstances, the fund invests at least 80% of its total assets in large capitalization and blue chip equity securities representing major sectors of the US economy. The fund's holdings emphasize securities of growth oriented companies with market capitalization in excess of $5 billion. The fund may invest up to 20% of its total assets in the securities of foreign issuers, including non-dollar securities.



Wellington Management uses a two-phase investment strategy in managing the fund. Using what is sometimes called a "top down" approach, Wellington Management analyzes the general economic and investment environment by evaluating such things as economic conditions, U.S. fiscal and monetary policy, demographic trends and investor sentiment. Through this process Wellington Management tries to anticipate trends and changes in various markets and in the overall economy to identify industries and sectors that will outperform the U.S. economy.



The "top down" analysis is followed by what is often called a "bottom up" approach, which is the use of fundamental (qualitative) analysis to select specific securities from industries and sectors identified in the top down analysis. Fundamental analysis involves the assessment of company-specific factors such as business environment, management quality, balance sheet, income statement, revenues, anticipated earnings and other related measure or indicators of value.



The key characteristics of growth companies favored by the Fund include:



    -  Accelerating earnings and earnings per share growth



    -  A strong balance sheet combined with a high return on equity



    -  Unrecognized or undervalued assets



    -  A strong management team



    -  A leadership position in the industry



The fund's portfolio is concentrated and typically holds [20-40] stocks. Position sizes typically range from 2-6% of total assets with a maximum position size of 10% of total assets at time of purchase. Concentration in sectors will exist and could be large, but the portfolio typically will have representation in a majority of the broad industry sectors. Turnover will be high, generally around 200%.


--------------------------------------------------------------------------------


MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.



The fund's focus on large capitalization companies significantly influences its performance. Large capitalization stocks as a group can fall out of favor with the market causing the fund to perform more poorly than funds that focus on medium or small capitalization stocks. [In addition, because the fund is non-diversified and therefore may take larger positions in individual issuers than most mutual funds, the fund may have greater market fluctuation and price volatility than a fund that maintains a more broadly diversified portfolio.] An investment in the fund therefore entails substantial market risk.



Wellington Management's strategy of combining top down and bottom up approaches also has a significant impact on the fund's performance. If the strategy does not produce the desired results, the fund could underperform its peers or lose money. In particular, the fund's success in achieving its goal is highly dependent on Wellington Management's successful reliance on the top down, bottom up strategy and fundamental analysis of the prospects of particular companies. Therefore, an investment in the fund also entails substantial financial risk related to such companies.



Foreign investments may be more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.


--------------------------------------------------------------------------------

PAST PERFORMANCE. Because the fund has been in operation for less than one year no performance history has been provided.

12                                                     HARTFORD HLS MUTUAL FUNDS

                                                  HARTFORD FOCUS GROWTH HLS FUND

--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses deducted at the variable life insurance, variable annuity contract holder by a qualified retirement plan.

SHAREHOLDER FEES                                  CLASS IA
  (fees paid directly from your investment)

  Maximum sales charge (load) as a percentage of offering
    price                                                           None
  Maximum deferred sales charge (load)                              None
  Exchange fees                                                     None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)

  Management fees                                                  0.775%
  Distribution and service (12b-1) fees                             None
  Other expenses                                                    [ ]
  Total operating expenses                                          [ ]

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES                                          CLASS IA
  (with or without redemption)

  Year 1                                                              [ ]
  Year 3                                                              [ ]

[SIDE NOTE]

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGER


Andrew J. Shilling



-  Vice President of Wellington Management



-  Joined Wellington Management in 1994



-  Investment professional since 1990

[END SIDE NOTE]

HARTFORD HLS MUTUAL FUNDS                                                     13

FURTHER INFORMATION ON THE FUNDS
--------------------------------------------------------------------------------

OTHER INVESTMENT STRATEGIES AND INVESTMENT MATTERS

INVESTMENT RISKS GENERALLY

There is no assurance that a fund will achieve its investment objective or objectives, and investors should not consider any one fund alone to be a complete investment program. As with all mutual funds, there is a risk that an investor could lose money by investing in a fund.


The different types of securities, investments, and investment techniques used by each fund all have attendant risks of varying degrees. For example, with respect to equity securities, there can be no assurance of capital appreciation and an investment in any stock is subject to the risk that the stock market as a whole may decline, thereby depressing the stock's price (market risk), or the risk that the price of a particular issuer's stock may decline due to its financial results (financial risk). With respect to debt securities, there exists the risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument (credit risk, a type of financial risk). In addition, the value of debt instruments and other income-bearing securities generally rises and falls inversely with prevailing current interest rates (interest rate risk, a type of market risk). As described below, an investment in certain of the funds entails special additional risks as a result of their ability to invest a substantial portion of their assets in foreign investments.


USE OF MONEY MARKET INVESTMENTS FOR TEMPORARY DEFENSIVE PURPOSES

From time to time, as part of its principal investment strategy, each fund may invest some or all of its assets in high quality money market securities for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent that a fund is in a defensive position, it may lose the benefit of upswings and limit its ability to meet its investment objective.

USE OF OPTIONS, FUTURES AND OTHER DERIVATIVES

Although not a principal investment strategy, each fund may purchase and sell options, enter into futures contracts or utilize other derivatives with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies or interest rates. These techniques, which are incidental to each fund's primary strategy, permit a fund to gain exposure to a particular security, group of securities, interest rate or index, and thereby have the potential for a fund to earn returns that are similar to those which would be earned by direct investments in those securities or instruments.

These techniques are also used to manage risk by hedging a fund's portfolio investments. Hedging techniques may not always be available to the funds; and it may not always be feasible for a fund to use hedging techniques even when they are available.

Derivatives have risks, however. If the issuer of the derivative instrument does not pay the amount due, a fund could lose money on the instrument. In addition, the underlying security or investment on which the derivative is based, and the derivative itself, may not perform the way the manager expected. As a result, the use of these techniques may result in losses to a fund or increase volatility in a fund's performance.

FOREIGN INVESTMENTS

Investments in the securities of foreign issuers or investments in non-dollar securities involve significant risks that are not typically associated with investing in U.S. dollar-denominated securities or securities of domestic issuers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations. Some foreign stock markets (and other securities markets) may have substantially less volume than, for example, the New York Stock Exchange (or other domestic markets) and securities of some foreign issuers may be less liquid than securities of comparable domestic issuers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the United States. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions. The inability of the fund to make intended investments due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of portfolio securities or other investments due to settlement problems could result either in losses to the fund due to subsequent declines in value of the portfolio investment or, if the fund has entered into a contract to sell the investment, could result in possible liability to the purchaser.

Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards

14                                                     HARTFORD HLS MUTUAL FUNDS

                                                FURTHER INFORMATION ON THE FUNDS
--------------------------------------------------------------------------------
comparable to those applicable to domestic companies, and there may be less publicly available information about a foreign issuer than about a domestic one. In addition, there is generally less government regulation of stock exchanges, brokers, and listed and unlisted issuers in foreign countries than in the United States.


Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of cash or other assets of the fund, or political or social instability or diplomatic developments which could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.



FOREIGN INVESTMENTS AND EMERGING MARKETS



The securities markets of Asian, Latin American, Eastern European, African and other emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. These risks are not normally associated with investments in more developed countries.



SMALL CAPITALIZATION COMPANIES



Historically, small market capitalization stocks and stocks of recently organized companies have been more volatile in price than the larger market capitalization stocks often included in the S&P 500 Index. As a result, investing in the securities of such companies involves greater risk and the possibility of greater portfolio price volatility. Among the reasons for the greater price volatility of these small company and unseasoned stocks are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such stocks. Small company stocks are thinly traded and may have to be sold at a discount from current market prices or sold in small lots over an extended period of time. Small companies also often have limited product lines, markets or financial resources; may depend on or use a few key personnel for management; and may be susceptible to losses and risks of bankruptcy. The transaction costs associated with small company stocks are often higher than those of larger capitalization companies.


ABOUT EACH FUND'S INVESTMENT GOAL

Each fund's investment goal may be changed without the approval of the shareholders of the fund. A fund may not be able to achieve its goal.

EXPENSE CONSEQUENCES OF PORTFOLIO TRADING PRACTICES

At times each fund may engage in short-term trading, which could produce higher brokerage expenses for a fund and thus lowering a fund's performance.

ADDITIONAL INVESTMENT STRATEGIES AND RISKS

Each fund may invest in various securities and engage in various investment techniques which are not the principal focus of the fund and therefore are not described in this prospectus. These securities and techniques, together with their risks are discussed in the fund's Statement of Additional Information which may be obtained free of charge by contacting the fund (see back cover for address and phone number).

TERMS USED IN THIS PROSPECTUS

Equity Securities: Equity Securities include common stock, preferred stock, securities convertible into common stock and warrants or rights to acquire common stock.

Foreign Issuers: (1) Companies organized outside the United States,
(2) companies whose securities are principally traded outside the United States, and (3) foreign governments and agencies or instrumentalities of foreign governments.

Non-Dollar Securities: Securities denominated or quoted in foreign currency or paying income in foreign currency.

MANAGEMENT OF THE FUNDS

THE INVESTMENT ADVISER


HL Investment Advisors, LLC ("HL Advisors") is the investment adviser to each fund. As investment adviser, HL Advisors is responsible for supervising the activities of the investment sub-adviser described below. In addition, Hartford Life serves as the administrator of each fund. HL Advisors and Hartford Life are majority-owned indirect subsidiaries of The Hartford Financial Services
Group, Inc. ("The


HARTFORD HLS MUTUAL FUNDS                                                     15

FURTHER INFORMATION ON THE FUNDS
--------------------------------------------------------------------------------

Hartford"), a Connecticut financial services company with over $[ ] billion in assets. As of December 31, 2000 HL Advisors had over $[ ] billion in assets under management. HL Advisors is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06070.


THE INVESTMENT SUB-ADVISERS


Wellington Management Company, LLP is the investment sub-adviser to the Large Cap Value HLS Fund, MidCap Value HLS Fund, International Capital Appreciation HLS Fund, International Small Company HLS Fund and Focus Growth HLS Fund.



Wellington Management, a Massachusetts limited liability partnership, is a professional investment counseling firm that provides services to investment companies, employee benefit plans, endowments, foundations and other institutions and individuals. Wellington Management and its predecessor organizations have provided investment advisory services since 1928. As of December 31, 2000 Wellington Management had investment management authority over approximately $[ ] billion in assets. Wellington Management is principally located at 75 State Street, Boston, Massachusetts 02109.


MANAGEMENT FEES


Each Fund pays a monthly advisory fee and administration fee to HL Advisors and Hartford Life based on a stated percentage of the fund's average daily net asset value as follows:



Large Cap Value HLS Fund, MidCap Value HLS Fund, International Capital Appreciation HLS Fund, International Small Company HLS Fund and Focus Growth HLS Fund.



NET ASSET VALUE                            ANNUAL RATE
---------------                            ------------
First $250 Million
Next $250 Million
Amount Over $500 Million


PURCHASE AND REDEMPTION OF FUND SHARES

The funds offer each class of their shares to variable annuity and variable life insurance separate accounts of Hartford Life (the "Accounts") as investment options for certain variable annuity contracts and variable life insurance contracts ("variable contracts") issued through the Accounts. The funds also offer each class of its shares to certain qualified retirement plans (the "Plans").

The funds offer two different classes of shares -- Class IA and Class IB.
Class IA shares are offered by this prospectus. Class IB shares are offered by a separate prospectus. For each fund, both classes of shares represent an investment in the fund but are subject to different expenses and have different prices and performance.

Most of the Accounts are registered with the SEC as investment companies. When shares of a fund are offered as investment options for variable contracts issued through such an Account, a separate prospectus describing the particular Account and contract will accompany this prospectus. When shares of a fund are offered as investment options for variable contracts issued through an Account that is not so registered, a separate disclosure document (rather than a prospectus) describing that Account and contract will accompany this prospectus.

Shares of the funds are sold by Hartford Securities Distribution Company, Inc. (the "Distributor") in a continuous offering to the Accounts and the Plans. Net purchase payments under the variable contracts are placed in one or more subaccounts of the Accounts and the assets of each subaccount are invested in the shares of the fund corresponding to that subaccount. The Accounts and the Plans purchase and redeem Class IA shares of the funds at net asset value without sales or redemption charges.

For each day on which a fund's net asset value is calculated, the Accounts transmit to the fund any orders to purchase or redeem shares of the fund based on the net purchase payments, redemption (surrender or withdrawal) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed by Hartford Life as of that day. Similarly, the Plans transmit to a fund any orders to purchase or redeem shares of the fund based on the instructions of Plan trustees or participants. The Accounts and Plans purchase and redeem shares of the funds at the net asset value per share calculated as of the day that the funds receive the order, although such purchases and redemptions may be executed the next morning. Payment for shares redeemed is made within seven days after receipt of notice of redemption, except that payments of redemptions may be postponed beyond seven days when permitted by applicable laws and regulations.

A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners invested in a particular fund. Likewise, a potential for certain conflicts exists between the interests of owners of variable contracts and those of participants in a Plan that invests in a fund. To the extent that such classes of investors are invested in the same fund when a conflict of interest arises that might involve the fund, one or more of such classes of investors could be disadvantaged. The funds currently do not foresee any such conflict or disadvantage to owners of variable contracts or Plan participants. Nonetheless, the funds'

16                                                     HARTFORD HLS MUTUAL FUNDS

                                                FURTHER INFORMATION ON THE FUNDS
--------------------------------------------------------------------------------
Board of Directors will monitor each fund for the existence of any irreconcilable material conflicts among or between the interests of various classes of investors. If such a conflict affecting owners of variable contracts is determined to exist, Hartford Life will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, one or more Accounts may be required to withdraw its investment in one or more of the funds or substitute shares of another fund for the current fund. This, in turn, could cause a fund to sell portfolio securities at a disadvantageous price.

DETERMINATION OF NET ASSET VALUE

The net asset value per share is determined for each fund as of the close of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern Time) on each business day that the NYSE is open. The net asset value is determined by dividing the value of the fund's net assets attributable to a class of shares by the number of shares outstanding for that class. The funds use market prices in valuing portfolio securities, but may use fair value estimates, as determined by HL Advisors under the direction of the Board of Directors, if reliable market prices are not available. Fair value pricing may be used by a fund when current market values are unavailable or when an event occurs after the close of the exchange on which the fund's portfolio securities are principally traded that is likely to have changed the value of the securities. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using current market values. Securities of foreign issuers and non-dollar securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. With respect to all funds, short-term investments that will mature in 60 days or less are also valued at amortized cost, which approximates market value.

A fund may invest in securities primarily traded in foreign securities markets. Foreign securities markets may trade on days when a fund does not compute its net asset value or may close (generating closing prices) at times before or after the NYSE. Consequently, the net asset value of a fund and the value of its shares may change on days, or at times, when an investor cannot redeem the fund's shares. Conversely, events affecting the values of securities of foreign issuers and non-dollar securities that occur after the close of regular trading on the NYSE will not be reflected in a fund's net asset value.

DIVIDENDS AND DISTRIBUTIONS

The shareholders of each fund are entitled to receive such dividends and distributions as may be declared by each fund's Board of Directors, from time to time based upon the investment performance of the assets making up that fund's portfolio. The current policy for each fund is to pay dividends from net investment income and to make distributions of realized capital gains, if any, at least once each year.

Such dividends and distributions will be automatically invested in additional full or fractional shares monthly on the last business day of each month at the per share net asset value on that date. Provision is also made to pay such dividends and distributions in cash if requested. Such dividends and distributions will be in cash or in full or fractional shares of the fund at net asset value.

EXCHANGE PRIVILEGES


Variable contract owners may exchange shares in each fund as explained in the accompanying variable contract prospectus. The funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements. Investors who engage in excessive transfers in and out of a fund generate additional costs which are borne by all of the funds' shareholders. In order to minimize such costs, the funds reserve the right to reject any purchase request that is reasonably deemed to be dirsuptive to efficient portfolio management, either because of the timing of the investment or previous excessive trading by a variable contract owner or by brokers controlling the accounts of a group of variable contract owners.


FEDERAL INCOME TAXES


For federal income tax purposes, each fund is treated as a separate taxpayer. Each fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code, as amended (the "Code"). By so qualifying, a fund is not subject to federal income tax to the extent that its net investment income and net realized capital gains are distributed to the Accounts or to the Plans. Further, each fund intends to meet certain diversification requirements applicable to mutual funds underlying variable contracts.



Under current law, Plan participants and owners of variable contracts which have invested in a fund are not subject to federal income tax on fund distributions or on gains realized upon the sale or redemption of fund shares until they are withdrawn from the plan or contracts. For information concerning the federal tax


HARTFORD HLS MUTUAL FUNDS                                                     17

FURTHER INFORMATION ON THE FUNDS
--------------------------------------------------------------------------------

consequences to the purchasers of the variable contracts, see the prospectus for such contract.


For more information about the tax status of the Funds, see "Taxes" in the SAI.

BROKERAGE COMMISSIONS

Although the rules of the National Association of Securities Dealers, Inc. prohibit its members from seeking orders for the execution of investment company portfolio transactions on the basis of their sales of investment company shares, under such rules, sales of investment company shares may be considered in selecting brokers to effect portfolio transactions. Accordingly, some portfolio transactions are, subject to such rules and to obtaining best prices and executions, effected through dealers who sell shares of the funds.

VARIABLE CONTRACT OWNER VOTING RIGHTS

With regard to fund matters for which the 1940 Act requires a shareholder vote, Hartford Life generally votes shares held by the Accounts in accordance with instructions received from the owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that Account. Each share has one vote and votes are counted on an aggregate basis except as to matters where the interests funds differ (such as approval of an investment advisory agreement or a change in the fund's fundamental investment policies). In such cases, the voting is on a fund-by-fund basis. Fractional shares are counted. Shares held by an Account for which no instructions are received are voted by Hartford Life for or against, or in abstention, any proposals in the same proportion as the shares for which instructions are received.

PLAN PARTICIPANT VOTING RIGHTS

With regard to fund matters for which the 1940 Act requires a shareholder vote, Plan trustees generally vote fund shares held by their Plans either in their own discretion or in accordance with instructions from Plan participants.

PERFORMANCE RELATED INFORMATION

The funds may advertise performance related information. Performance information about a fund is based on the fund's past performance only and is no indication of future performance.

Each fund may include its total return in advertisements or other sales material. When a fund advertises its total return, it will usually be calculated for one year, five years, and ten years or some other relevant period if the fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the fund at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions).

The funds are offered exclusively through variable insurance products and to certain qualified retirement plans. Performance information presented for the funds should not be compared directly with performance information of other insurance products or retirement plans without taking into account charges and expenses payable with respect to these insurance products or retirement plans. Such charges and expenses are not reflected in the funds' performance information and will reduce an investor's return under the variable contracts or retirement plans.

18                                                     HARTFORD HLS MUTUAL FUNDS

                                                FURTHER INFORMATION ON THE FUNDS
--------------------------------------------------------------------------------

DISTRIBUTOR, CUSTODIAN AND TRANSFER AGENT

Hartford Securities Distribution Company, Inc., 200 Hopmeadow Street, Simsbury, CT 06089, serves as distributor to the funds.

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian of each fund's assets.


Hartford Investors Services Company, 200 Hopmeadow Street, Simsbury, CT 06089, serves as Transfer and Dividend Disbursing Agent for the funds.


HARTFORD HLS MUTUAL FUNDS                                                     19

FOR MORE INFORMATION
--------------------------------------------------------------------------------

Two documents are available that offer further information on the Hartford HLS
Funds:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS

Additional information on the funds is contained in the financial statements and portfolio holdings of the funds' annual and semiannual report. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected performance during the last fiscal year, and the auditor's report.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information on all aspects of the funds.

A current SAI and annual report have been filed with the Securities and Exchange Commission and are incorporated by reference into (are legally a part of) this prospectus.

To request a free copy of the current annual/ semiannual report or the SAI, please contact the funds at:

BY MAIL:

Hartford HLS Funds
c/o Individual Annuity Services
P.O. Box 5085
Hartford, CT 06102-5085

BY PHONE:

1-800-862-6668

ON THE INTERNET:

http://invest.hartfordlife.com

Or you may view or obtain these documents from the SEC:

IN PERSON:

at the SEC's Public Reference Room in Washington, DC

Information on the operation of the SEC's public reference room may be obtained by calling 1-202-942-8090.

BY MAIL:

Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-6009
(duplicating fee required)

ON THE INTERNET OR BY E-MAIL:

INTERNET:

www.sec.gov

E-MAIL:

publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.

SEC FILE NUMBERS:


Large Cap Value HLS Fund                                               811-08629
MidCap Value HLS Fund                                                  811-08629
International Capital Appreciation HLS Fund                            811-08629
International Small Company HLS Fund                                   811-08629
Focus Growth HLS Fund                                                  811-08629

              HARTFORD HLS MUTUAL FUNDS
              FOR USE WITH THE HARTFORD
              VARIABLE INSURANCE PRODUCTS
              AND CERTAIN QUALIFIED
              RETIREMENT PLANS
              CLASS IB SHARES

      PROSPECTUS

              EFFECTIVE [       ], 2001

                           HARTFORD HLS MUTUAL FUNDS

                         CLASS IB SHARES
                         PROSPECTUS
                         [        ], 2000

AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                           HARTFORD SERIES FUND, INC.


LARGE CAP VALUE HLS FUND



MIDCAP VALUE HLS FUND



INTERNATIONAL CAPITAL APPRECIATION HLS FUND



INTERNATIONAL SMALL COMPANY HLS FUND



FOCUS GROWTH HLS FUND


HARTFORD HLS MUTUAL FUNDS
C/O INDIVIDUAL ANNUITY SERVICES
P.O. BOX 5085
HARTFORD, CT 06102-5085

INTRODUCTION
------------------------------------------------------------


The Hartford HLS Funds is a family of twenty-six mutual funds (each a "fund" and together the "funds") which serve as underlying investment options for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and its affiliates ("Hartford Life") and certain qualified retirement plans. Owners of variable annuity contracts and variable life insurance contracts may choose the funds permitted in the accompanying contract prospectus. In addition, participants in certain qualified retirement plans may choose the funds permitted in their plans. Each fund offers two classes of shares: Class IB shares offered in this prospectus and Class IA shares offered by another prospectus.



Hartford Series Fund, Inc. is comprised of fourteen investment portfolios, each of which is a Hartford HLS Fund. This prospectus describes five of these funds.



The Class IB shares were first offered in April 1998. Class IA shares are subject to the same expenses as the Class IB shares, but unlike the Class IB shares, they are not subject to distribution fees imposed pursuant to a distribution plan ("Distribution Plan") adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act"). The Large Cap Value HLS Fund, MidCap Value HLS Fund, International Capital Appreciation HLS Fund, International Small Company HLS Fund and Hartford Focus Growth HLS Fund are diversified funds. Information on each fund, including risk factors for investing in diversified versus non-diversified funds, can be found on the pages following this summary. HARTFORD LIFE ALSO SPONSORS A FAMILY OF MUTUAL FUNDS KNOWN AS THE HARTFORD MUTUAL FUNDS, INC. WHICH ARE OFFERED DIRECTLY TO THE PUBLIC (THE "RETAIL FUNDS"). THE RETAIL FUNDS ARE SEPARATE FUNDS AND SHOULD NOT BE CONFUSED WITH THE HARTFORD HLS FUND INVESTMENT OPTIONS OFFERED IN THIS PROSPECTUS.


The investment manager to each fund is HL Investment Advisors, LLC ("HL Advisors"). The day-to-day portfolio management of the funds is provided by an investment sub-adviser -- Wellington Management Company, LLP ("Wellington Management"). Information regarding Wellington Management is included under "Management of the Funds" in this prospectus.

Please note that mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosures carefully before investing.

2                                                      HARTFORD HLS MUTUAL FUNDS

CONTENTS                                                                    PAGE
------------------------------------------------------------


                                              Hartford Large Cap HLS Fund                              4
                                              Hartford MidCap Value HLS Fund                           6
                                              Hartford International Capital Appreciation              8
A summary of each fund's goals,               HLS Fund                                                10
strategies, risks, performance and            Hartford International Small Company HLS Fund           12
fees.                                         Hartford Focus Growth HLS Fund

                                              Other investment strategies and investment              14
Further information on the                    matters                                                 15
funds.                                        Management of the fund
                                              Purchase and Redemption of fund shares                  16
                                              Determination of net asset value                        17
                                              Dividends and distributions                             18
                                              Exchange privileges                                     18
                                              Federal income taxes                                    18
                                              Brokerage commissions                                   18
                                              Performance related information                         19
                                              Distributor, Custodian and Transfer Agent               19
                                              For more information                            back cover


HARTFORD HLS MUTUAL FUNDS                                                      3

HARTFORD LARGE CAP VALUE HLS FUND
--------------------------------------------------------------------------------



INVESTMENT GOAL. The Hartford Large Cap Value HLS Fund seeks long-term total return.



INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its total assets in equity securities of companies with market capitalizations above $2 billion. The fund may invest up to 20% of its total assets in the securities of foreign issuers.



The fund's investment approach is based on the fundamental analysis of companies with large market capitalization and estimated below-average price-to-earnings ratio. Fundamental (qualitative) analysis involves the assessment of company-specific factors such as its business environment, management, balance sheet, income statement, cash flow, anticipated earnings, hidden or undervalued assets, dividends, and other related measures of value. The typical purchase candidate may be characterized as an overlooked or misunderstood company with sound fundamentals. Holdings are frequently in viable, growing businesses with good financial strength in industries that are temporarily out of favor and under-researched by institutions, but provide the potential for above-average total returns and which sell at estimated below-average price-to-earnings multiples. Portfolio construction is driven primarily by security selection. Market timing is not employed, and limited consideration is given to macroeconomic analysis in establishing sector and industry weightings. This process of stock selection is sometimes referred to as a "bottom-up" process and frequently leads to contrarian industry weightings.



The annual portfolio turnover rate is expected to be less than ___%.


--------------------------------------------------------------------------------


MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. You could lose money as a result of your investment. The fund's focus on large capitalization companies significantly influences its performance. Large capitalization stocks as a group can fall out of favor with the market causing the fund to perform more poorly than funds that focus on medium or small capitalization stocks.



Following a value orientation towards selecting securities entails special risks, particularly when used as part of a "contrarian" approach to evaluating issuers. Overlooked, misunderstood or otherwise undervalued securities entail a significant risk of never attaining higher value. For a variety of reasons many undervalued companies never realize their potential and the market value of their equity securities remains low. In addition, even when undervalued companies realize their potential as economic enterprises, the market value of their securities may not reflect their success.



Foreign investments may be more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.



Wellington Management's investment strategy will significantly influence the fund's performance. If Wellington's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.


--------------------------------------------------------------------------------

PAST PERFORMANCE. Because the fund has been in operation for less than one year no performance history has been provided.

4                                                      HARTFORD HLS MUTUAL FUNDS

                                               HARTFORD LARGE CAP VALUE HLS FUND

--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses deducted at the variable life insurance, variable annuity contract level, or by a qualified retirement plan.

SHAREHOLDER FEES                                  CLASS IB
  (fees paid directly from your investment)

  Maximum sales charge (load) as a percentage of offering
    price                                                           None
  Maximum deferred sales charge (load)                              None
  Exchange fees                                                     None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)

  Management fees                                                  0.85%
  Distribution and service (12b-1) fees                           [     ]
  Other expenses                                                  [     ]
  Total operating expenses                                        [     ]
  Fee waiver                                                      [     ]
  Net expenses(1)                                                 [     ]

(1)Although the Rule 12b-1 fee for Class IB shares is 0.25% of average net assets, the fund's distributor has contractually agreed to reduce the fee to 0.18% through at least April 30, 2002. This waiver may be discontinued at any time thereafter.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES                                          CLASS IB
  (with or without redemption)

  Year 1                                                          [     ]
  Year 3                                                          [     ]

[SIDE NOTE]

SUB-ADVISER


Wellington Management



PORTFOLIO MANAGEMENT



The fund is managed by Wellington Management using a team of analysts that specialize in value oriented investing led by John R. Ryan.



John R. Ryan


- Senior Vice President and Managing Partner of Wellington Management


- Joined Wellington Management in 1981


- Investment professional since 1981

[END SIDE NOTE]

HARTFORD HLS MUTUAL FUNDS                                                      5

HARTFORD MIDCAP VALUE HLS FUND
--------------------------------------------------------------------------------



INVESTMENT GOAL. The Hartford MidCap Value HLS Fund seeks long-term capital appreciation.



INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its total assets in equity securities of companies with market capitalizations below $20 billion. The fund may invest up to 20% of its total assets in securities of foreign issuers.



The fund's investment strategy employs a contrarian approach to stock selection, favoring securities that appear to be misunderstood or undervalued in the marketplace. The approach demands an emphasis on extensive research to identify stocks of companies whose fundamentals are not adequately reflected in the market price of their securities. Valuation techniques are a key component of the fund's investment approach. A stock's value is evaluated on three primary criteria: its issuer's earnings power, growth potential and normalized price-to-earnings ratio. Stocks are selected whose issuers have the most compelling blend of the following attributes:



    -  high fundamental investment value



    -  strong management team



    -  strong industry position



The annual portfolio turnover rate is expected to be less than ___%.


--------------------------------------------------------------------------------


MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. Because the fund concentrates on mid-sized companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. You could lose money as a result of your investment.



Equity securities of mid-sized companies may be more risky than those of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks.



Following a value orientation towards selecting securities entails special risks, particularly when used as part of a "contrarian" approach to evaluating issuers. Overlooked, misunderstood or otherwise undervalued securities entail a significant risk of never attaining higher value. For a variety of reasons many undervalued companies never realize their potential and the market value of their equity securities remains low. In addition, even when undervalued companies realize their potential as economic enterprises, the market value of their securities may not reflect their success.



Foreign investments may be more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.



Wellington Management's investment strategy will significantly influence the fund's performance. If Wellington's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.


--------------------------------------------------------------------------------

PAST PERFORMANCE. Because the fund has been in operation for less than one year no performance history has been provided.

6                                                      HARTFORD HLS MUTUAL FUNDS

                                                  HARTFORD MIDCAP VALUE HLS FUND

--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses deducted at the variable life insurance, variable annuity contract level, or by a qualified retirement plan.

SHAREHOLDER FEES                                  CLASS IB
  (fees paid directly from your investment)

  Maximum sales charge (load) as a percentage of offering
    price                                                           None
  Maximum deferred sales charge (load)                              None
  Exchange fees                                                     None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)

  Management fees                                                  0.85%
  Distribution and service (12b-1) fees                           [     ]
  Other expenses                                                  [     ]
  Total operating expenses                                        [     ]
  Fee waiver                                                      [     ]
  Net expenses(1)                                                 [     ]

(1)Although the Rule 12b-1 fee for Class IB shares is 0.25% of average net assets, the fund's distributor has contractually agreed to reduce the fee to 0.18% through at least April 30, 2002. This waiver may be discontinued at any time thereafter.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES                                          CLASS IB
  (with or without redemption)

  Year 1                                                          [     ]
  Year 3                                                          [     ]

[SIDE NOTE]

SUB-ADVISER


Wellington Management



PORTFOLIO MANAGEMENT



The fund is managed by Wellington Management using a team of analysts that specialize in value oriented investing led by James N. Mordy.



James N. Mordy


- Senior Vice President of Wellington Management


- Joined Wellington Management in 1985


- Investment professional since 1985

[END SIDE NOTE]

HARTFORD HLS MUTUAL FUNDS                                                      7

HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND
--------------------------------------------------------------------------------



INVESTMENT GOAL. The Hartford International Capital Appreciation HLS Fund seeks capital appreciation.



INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its total assets in equity securities of foreign issuers, including non-dollar securities. Under normal circumstances, the fund diversifies its investments among at least five countries. Although some consideration is given to ensuring country diversification, allocation of investments among countries is primarily the result of sector and security selection. The fund may invest up to 25% of its total assets in securities of issuers in countries with emerging economies or emerging securities markets.



The fund's investment strategy is to invest in high quality growth companies in various sectors around the world. The fund's investment approach is two-tiered:
"top-down" analysis and "bottom-up" security selection. Macroeconomic data are examined to identify sectors and industries that are expected to grow faster than average over the next twelve to eighteen months. In addition, long-term, broad themes are identified that are based on demographic trends, technological changes, and political and social developments around the world. Through "bottom-up" security selection, the portfolio manager identifies high quality, large capitalization and mid capitalization growth companies. The key characteristics of high quality growth companies are:



    - strong earnings and revenue growth or the potential for strong earnings and revenue growth



    -  good management teams



    -  strong balance sheets



    - attractive relative valuations within a global or regional market or the security's primary trading market.



The fund does not generally hedge its foreign currency exposure. The annual portfolio turnover rate is expected to be less than ___%.


--------------------------------------------------------------------------------


MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. Large capitalization stocks as a group can fall out of favor with the market causing the fund to perform more poorly than funds that focus on medium or small capitalization stocks. You could lose money as a result of your investment.



The fund's focus on large capitalization and mid-capitalization growth companies significantly influences its performance. Large and mid-capitalization stocks as a group can fall out of favor with the market causing the fund to perform more poorly than funds that focus on small capitalization stocks. Likewise, the securities of growth oriented companies can fall out of favor with the market with the same results. An investment in the fund entails substantial market risk.



Foreign investments may be more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.



Wellington Management's strategy of combining top down and bottom up approaches also has a significant impact on the fund's performance. If the strategy does not produce the desired results, the fund could underperform its peers or lose money. In particular, the fund's success in achieving its goal is highly dependent on Wellington Management's successful reliance on fundamental analysis of the prospects of particular companies. Therefore, an investment in the fund also entails significant financial risk related to such companies.


--------------------------------------------------------------------------------

PAST PERFORMANCE. Because the fund has been in operation for less than one year no performance history has been provided.

8                                                      HARTFORD HLS MUTUAL FUNDS

                            HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND

--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses deducted at the variable life insurance, variable annuity contract level, or by a qualified retirement plan.

SHAREHOLDER FEES                                  CLASS IB
  (fees paid directly from your investment)

  Maximum sales charge (load) as a percentage of offering
    price                                                           None
  Maximum deferred sales charge (load)                              None
  Exchange fees                                                     None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)

  Management fees                                                  0.775%
  Distribution and service (12b-1) fees                           [     ]
  Other expenses                                                  [     ]
  Total operating expenses                                        [     ]
  Fee waiver                                                      [     ]
  Net expenses(1)                                                 [     ]

(1)Although the Rule 12b-1 fee for Class IB shares is 0.25% of average net assets, the fund's distributor has contractually agreed to reduce the fee to 0.18% through at least April 30, 2002. This waiver may be discontinued at any time thereafter.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES                                          CLASS IB
  (with or without redemption)

  Year 1                                                          [     ]
  Year 3                                                          [     ]

[SIDE NOTE]

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGER


Andrew S. Offit


- Senior Vice President of Wellington Management


- Joined Wellington Management in 1997


- Investment professional since 1987

[END SIDE NOTE]

HARTFORD HLS MUTUAL FUNDS                                                      9

HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND
--------------------------------------------------------------------------------



INVESTMENT GOAL. The Hartford International Small Company HLS Fund seeks capital appreciation.



INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its total assets in equity securities of foreign issuers, including non-dollar securities, with market capitalizations of under $2 billion. Under normal circumstances, the fund diversifies its investments among at least ten countries. The fund may invest up to 15% of its total assets in non-investment grade debt and 15% of its total assets in securities of issuers in countries with emerging economies or emerging securities markets.



The fund's investment approach is to invest in high quality growth companies and special situations in the foreign equity markets. Wellington Management Company uses its proprietary global research capabilities to identify stocks that have significant appreciation potential. Wellington Management takes a local-regional approach to research and stock selection using a number of different sources to identify purchase candidates including the firm's proprietary research, quantitative screens, and company and local referrals. The sources used depend greatly on the region and industry. Macroanalysis is also an important input to the investment approach. Long-term investment themes based on macroanalytical factors, along with cost of capital and liquidity forecasts, are important in targeting research efforts.



A candidate for purchase in the portfolio is subjected to extensive fundamental (qualitative) analysis to include review of the following factors:



    -  a well-articulated business plan



    -  experienced management



    -  a sustainable competitive advantage



    -  strong financial characteristics



In addition, valuation analysis is used to include discounted cash flow if appropriate, along with relevant industry valuations, comparing the results to a global and local peer group of companies. Candidate companies that compare favorably with the fundamentals, growth and valuation characteristics of peers are strong candidates for the portfolio. In implementing purchase decisions, consideration is given to size, liquidity and volatility. Sell decisions are based on changing fundamentals or valuations, or on finding better opportunities for the portfolio. Industry weights are likely to favor sectors in which smaller companies have long-term competitive advantages or are expected to benefit from extended growth opportunities.



The annual portfolio turnover rate is expected to be less than ___%.


--------------------------------------------------------------------------------


MAIN RISKS. As with most equity funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund concentrates on small companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Small company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. You could lose money as a result of your investment.



Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.



Foreign investments may be more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.



Wellington Management's investment strategy will significantly influence the fund's performance. If Wellington's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.


--------------------------------------------------------------------------------

PAST PERFORMANCE. Because the fund has been in operation for less than one year no performance history has been provided.

10                                                     HARTFORD HLS MUTUAL FUNDS

                                   HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND

--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses deducted at the variable life insurance, variable annuity contract level, or by a qualified retirement plan.

SHAREHOLDER FEES                                  CLASS IB
  (fees paid directly from your investment)

  Maximum sales charge (load) as a percentage of offering
    price                                                           None
  Maximum deferred sales charge (load)                              None
  Exchange fees                                                     None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)

  Management fees                                                  0.775%
  Distribution and service (12b-1) fees                           [     ]
  Other expenses                                                  [     ]
  Total operating expenses                                        [     ]
  Fee waiver                                                      [     ]
  Net expenses(1)                                                 [     ]

(1)Although the Rule 12b-1 fee for Class IB shares is 0.25% of average net assets, the fund's distributor has contractually agreed to reduce the fee to 0.18% through at least April 30, 2002. This waiver may be discontinued at any time thereafter.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES                                          CLASS IB
  (with or without redemption)

  Year 1                                                          [     ]
  Year 3                                                          [     ]

[SIDE NOTE]

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGER


Edward L. Makin


- Vice President of Wellington Management


- Joined Wellington Management in 1994


- Investment professional since 1987

[END SIDE NOTE]

HARTFORD HLS MUTUAL FUNDS                                                     11

HARTFORD FOCUS GROWTH HLS FUND
--------------------------------------------------------------------------------



INVESTMENT GOAL. The Hartford Focus Growth Fund seeks maximum long-term capital appreciation.



INVESTMENT STRATEGY: Under normal circumstances, the fund invests at least 80% of its total assets in large capitalization and blue chip equity securities representing major sectors of the US economy. The fund's holdings emphasize securities of growth oriented companies with market capitalization in excess of $5 billion. The fund may invest up to 20% of its total assets in the securities of foreign issuers, including non-dollar securities.



Wellington Management uses a two-phase investment strategy in managing the fund. Using what is sometimes called a "top down" approach, Wellington Management analyzes the general economic and investment environment by evaluating such things as economic conditions, U.S. fiscal and monetary policy, demographic trends and investor sentiment. Through this process Wellington Management tries to anticipate trends and changes in various markets and in the overall economy to identify industries and sectors that will outperform the U.S. economy.



The "top down" analysis is followed by what is often called a "bottom up" approach, which is the use of fundamental (qualitative) analysis to select specific securities from industries and sectors identified in the top down analysis. Fundamental analysis involves the assessment of company-specific factors such as business environment, management quality, balance sheet, income statement, revenues, anticipated earnings and other related measure or indicators of value.



The key characteristics of growth companies favored by the Fund include:



    -  Accelerating earnings and earnings per share growth



    -  A strong balance sheet combined with a high return on equity



    -  Unrecognized or undervalued assets



    -  A strong management team



    -  A leadership position in the industry



The fund's portfolio is concentrated and typically holds [20-40] stocks. Position sizes typically range from 2-6% of total assets with a maximum position size of 10% of total assets at time of purchase. Concentration in sectors will exist and could be large, but the portfolio typically will have representation in a majority of the broad industry sectors. Turnover will be high, generally around 200%.


--------------------------------------------------------------------------------


MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.



The fund's focus on large capitalization companies significantly influences its performance. Large capitalization stocks as a group can fall out of favor with the market causing the fund to perform more poorly than funds that focus on medium or small capitalization stocks. [In addition, because the fund is non-diversified and therefore may take larger positions in individual issuers than most mutual funds, the fund may have greater market fluctuation and price volatility than a fund that maintains a more broadly diversified portfolio.] An investment in the fund therefore entails substantial market risk.



Wellington Management's strategy of combining top down and bottom up approaches also has a significant impact on the fund's performance. If the strategy does not produce the desired results, the fund could underperform its peers or lose money. In particular, the fund's success in achieving its goal is highly dependent on Wellington Management's successful reliance on the top down, bottom up strategy and fundamental analysis of the prospects of particular companies. Therefore, an investment in the fund also entails substantial financial risk related to such companies.



Foreign investments may be more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.


--------------------------------------------------------------------------------

PAST PERFORMANCE. Because the fund has been in operation for less than one year no performance history has been provided.

12                                                     HARTFORD HLS MUTUAL FUNDS

                                                  HARTFORD FOCUS GROWTH HLS FUND

--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses deducted at the variable life insurance, variable annuity contract level, or by a qualified retirement plan.

SHAREHOLDER FEES                                  CLASS IB
  (fees paid directly from your investment)

  Maximum sales charge (load) as a percentage of offering
    price                                                           None
  Maximum deferred sales charge (load)                              None
  Exchange fees                                                     None

ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)

  Management fees                                                  0.775%
  Distribution and service (12b-1) fees                           [     ]
  Other expenses                                                  [     ]
  Total operating expenses                                        [     ]
  Fee waiver                                                      [     ]
  Net expenses(1)                                                 [     ]

(1)Although the Rule 12b-1 fee for Class IB shares is 0.25% of average net assets, the fund's distributor has contractually agreed to reduce the fee to 0.18% through at least April 30, 2002. This waiver may be discontinued at any time thereafter.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES                                          CLASS IB
  (with or without redemption)

  Year 1                                                          [     ]
  Year 3                                                          [     ]

[SIDE NOTE]

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGER


Andrew J. Shilling


- Vice President of Wellington Management


- Joined Wellington Management in 1994


- Investment professional since 1990

[END SIDE NOTE]

HARTFORD HLS MUTUAL FUNDS                                                     13

FURTHER INFORMATION ON THE FUNDS
--------------------------------------------------------------------------------

OTHER INVESTMENT STRATEGIES AND INVESTMENT MATTERS

INVESTMENT RISKS GENERALLY

There is no assurance that a fund will achieve its investment objective or objectives, and investors should not consider any one fund alone to be a complete investment program. As with all mutual funds, there is a risk that an investor could lose money by investing in a fund.


The different types of securities, investments, and investment techniques used by each fund all have attendant risks of varying degrees. For example, with respect to equity securities, there can be no assurance of capital appreciation and an investment in any stock is subject to the risk that the stock market as a whole may decline, thereby depressing the stock's price (market risk), or the risk that the price of a particular issuer's stock may decline due to its financial results (financial risk). With respect to debt securities, there exists the risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument (credit risk, a type of financial risk). In addition, the value of debt instruments and other income-bearing securities generally rises and falls inversely with prevailing current interest rates (interest rate risk, a type of market risk). As described below, an investment in certain of the funds entails special additional risks as a result of their ability to invest a substantial portion of their assets in foreign investments.


USE OF MONEY MARKET INVESTMENTS FOR TEMPORARY DEFENSIVE PURPOSES

From time to time, as part of its principal investment strategy, each fund may invest some or all of its assets in high quality money market securities for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent that a fund is in that defensive position, it may lose the benefit of upswings and limit its ability to meet its investment objective.

USE OF OPTIONS, FUTURES AND OTHER DERIVATIVES

Although not a principal investment strategy, each fund may purchase and sell options, enter into futures contracts or utilize other derivatives with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies or interest rates. These techniques, which are incidental to each fund's primary strategy, permit a fund to gain exposure to a particular security, group of securities, interest rate or index, and thereby have the potential for a fund to earn returns that are similar to those which would be earned by direct investments in those securities or instruments.

These techniques are also used to manage risk by hedging a fund's portfolio investments. Hedging techniques may not always be available to the funds; and it may not always be feasible for a fund to use hedging techniques even when they are available.

Derivatives have risks, however. If the issuer of the derivative instrument does not pay the amount due, a fund could lose money on the instrument. In addition, the underlying security or investment on which the derivative is based, and the derivative itself, may not perform the way the manager expected. As a result, the use of these techniques may result in losses to a fund or increase volatility in a fund's performance.

FOREIGN INVESTMENTS

Investments in the securities of foreign issuers or investments in non-dollar securities involve significant risks that are not typically associated with investing in U.S. dollar-denominated securities or securities of domestic issuers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations. Some foreign stock markets (and other securities markets) may have substantially less volume than, for example, the New York Stock Exchange (or other domestic markets) and securities of some foreign issuers may be less liquid than securities of comparable domestic issuers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the United States. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions. The inability of the fund to make intended investments due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of portfolio securities or other investments due to settlement problems could result either in losses to the fund due to subsequent declines in value of the portfolio investment or, if the fund has entered into a contract to sell the investment, could result in possible liability to the purchaser.

Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards

14                                                     HARTFORD HLS MUTUAL FUNDS

                                                FURTHER INFORMATION ON THE FUNDS
--------------------------------------------------------------------------------
comparable to those applicable to domestic companies, and there may be less publicly available information about a foreign issuer than about a domestic one. In addition, there is generally less government regulation of stock exchanges, brokers, and listed and unlisted issuers in foreign countries than in the United States.


Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of cash or other assets of the fund, or political or social instability or diplomatic developments which could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.



FOREIGN INVESTMENTS AND EMERGING MARKETS



The securities markets of Asian, Latin American, Eastern European, African and other emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. These risks are not normally associated with investments in more developed countries.



SMALL CAPITALIZATION COMPANIES



Historically, small market capitalization stocks and stocks of recently organized companies have been more volatile in price than the larger market capitalization stocks often included in the S&P 500 Index. As a result, investing in the securities of such companies involves greater risk and the possibility of greater portfolio price volatility. Among the reasons for the greater price volatility of these small company and unseasoned stocks are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such stocks. Small company stocks are thinly traded and may have to be sold at a discount from current market prices or sold in small lots over an extended period of time. Small companies also often have limited product lines, markets or financial resources; may depend on or use a few key personnel for management; and may be susceptible to losses and risks of bankruptcy. The transaction costs associated with small company stocks are often higher than those of larger capitalization companies.


ABOUT EACH FUND'S INVESTMENT GOAL

Each fund's investment goal may be changed without the approval of the shareholders of the fund. A fund may not be able to achieve its goal.

EXPENSE CONSEQUENCES OF PORTFOLIO TRADING PRACTICES

At times each fund may engage in short-term trading, which could produce higher brokerage expenses for a fund and thus lowering a fund's performance. Additional Investment Strategies and Risks

Each fund may invest in various securities and engage in various investment techniques which are not the principal focus of the fund and therefore are not described in this prospectus. These securities and techniques, together with their risks are discussed in the fund's Statement of Additional Information which may be obtained free of charge by contacting the fund (see back cover for address and phone number).

TERMS USED IN THIS PROSPECTUS

Equity Securities: Equity Securities include common stock, preferred stock, securities convertible into common stock and warrants or rights to acquire common stock.

Foreign Issuers: (1) Companies organized outside the United States,
(2) companies whose securities are principally traded outside the United States, and (3) foreign governments and agencies or instrumentalities of foreign governments.

Non-Dollar Securities: Securities denominated or quoted in foreign currency or paying income in foreign currency.

MANAGEMENT OF THE FUND

THE INVESTMENT ADVISER


HL Investment Advisors, LLC ("HL Advisors") is the investment adviser to each fund. As investment adviser, HL Advisors is responsible for supervising the activities of the investment subadviser described below. In addition, Hartford Life serves as the administrator of each fund. HL Advisors and Hartford Life are majority-owned indirect subsidiaries of The Hartford Financial Services
Group, Inc. ("The Hartford"), a Connecticut financial services company with over $[ ] billion in assets. As of December 31, 2000 HL Advisors had over $[ ] billion in assets under


HARTFORD HLS MUTUAL FUNDS                                                     15

FURTHER INFORMATION ON THE FUNDS
--------------------------------------------------------------------------------

management. HL Advisors is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06070.


THE INVESTMENT SUB-ADVISERS


Wellington Management Company, LLP is the investment sub-adviser to the Large Cap Value HLS Fund, Mid Cap Value HLS Fund, International Capital Appreciation HLS Fund, International Small Company HLS Fund and Focus Growth HLS Fund.



Wellington Management, a Massachusetts limited liability partnership, is a professional investment counseling firm that provides services to investment companies, employee benefit plans, endowments, foundations and other institutions and individuals. Wellington Management and its predecessor organizations have provided investment advisory services since 1928. As of December 31, 2000 Wellington Management had investment management authority over approximately $[ ] billion in assets. Wellington Management is principally located at 75 State Street, Boston, Massachusetts 02109.


MANAGEMENT FEES


Each Fund pays a monthly advisory fee and administration fee to HL Advisors and Hartford Life based on a stated percentage of the fund's average daily net asset value as follows:



LARGE CAP VALUE HLS FUND, MID CAP VALUE HLS FUND, INTERNATIONAL CAPITAL APPRECIATION HLS FUND, INTERNATIONAL SMALL COMPANY HLS FUND AND FOCUS GROWTH HLS FUND



NET ASSET VALUE                        ANNUAL RATE
---------------                        -----------
First $250 Million
Next $250 Million
Amount Over $500 Million


PURCHASE AND REDEMPTION OF FUND SHARES

The funds offer each class of their shares to variable annuity and variable life insurance separate accounts of Hartford Life (the "Accounts") as investment options for certain variable annuity contracts and variable life insurance contracts ("variable contracts") issued through the Accounts. The funds also offer each class of its shares to certain qualified retirement plans (the "Plans").

The funds offer two different classes of shares -- Class IA and Class IB.
Class IB shares are offered by this prospectus. Class IA shares are offered by a separate prospectus. For each fund, both classes of shares represent an investment in the fund but are subject to different expenses and have different prices and performance.

Most of the Accounts are registered with the SEC as investment companies. When shares of a fund are offered as investment options for variable contracts issued through such an Account, a separate prospectus describing the particular Account and contract will accompany this prospectus. When shares of a fund are offered as investment options for variable contracts issued through an Account that is not so registered, a separate disclosure document (rather than a prospectus) describing that Account and contract will accompany this prospectus.

Shares of the funds are sold by Hartford Securities Distribution Company, Inc. (the "Distributor") in a continuous offering to the Accounts and the Plans. Net purchase payments under the variable contracts are placed in one or more subaccounts of the Accounts and the assets of each subaccount are invested in the shares of the fund corresponding to that subaccount. The Accounts and the Plans purchase and redeem Class IA shares of the funds at net asset value without sales or redemption charges.

For each day on which a fund's net asset value is calculated, the Accounts transmit to the fund any orders to purchase or redeem shares of the fund based on the net purchase payments, redemption (surrender or withdrawal) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed by Hartford Life as of that day. Similarly, the Plans transmit to a fund any orders to purchase or redeem shares of the fund based on the instructions of Plan trustees or participants. The Accounts and Plans purchase and redeem shares of the funds at the net asset value per share calculated as of the day that the funds receive the order, although such purchases and redemptions may be executed the next morning. Payment for shares redeemed is made within seven days after receipt of notice of redemption, except that payments of redemptions may be postponed beyond seven days when permitted by applicable laws and regulations.

A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners invested in a particular fund. Likewise, a potential for certain conflicts exists between the interests of owners of variable contracts and those of participants in a Plan that invests in a fund. To the extent that such classes of investors are invested in the same fund when a conflict of interest arises that might involve the fund, one or more of such classes of investors could be disadvantaged. The funds currently do not foresee any such conflict or disadvantage to owners of variable contracts or Plan participants. Nonetheless, the funds' Board of Directors will monitor each fund for the

16                                                     HARTFORD HLS MUTUAL FUNDS

                                                FURTHER INFORMATION ON THE FUNDS
--------------------------------------------------------------------------------
existence of any irreconcilable material conflicts among or between the interests of various classes of investors. If such a conflict affecting owners of variable contracts is determined to exist, Hartford Life will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, one or more Accounts may be required to withdraw its investment in one or more of the funds or substitute shares of another fund for the current fund. This, in turn, could cause a fund to sell portfolio securities at a disadvantageous price.

DISTRIBUTION PLAN

Each fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Class IB shares. Pursuant to the Distribution Plan, each fund compensates the Distributor from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares. It is anticipated that a portion of the amounts received by the Distributor will be used to defray various costs incurred or paid by the Distributor in connection with the printing and mailing of fund prospectuses, statements of additional information, any supplements to those documents and shareholder reports and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of Class IB shares. The Distributor may also use the amounts received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the distribution of Class IB shares.

Although the Distribution Plan provides that each fund may pay annually up to 0.25% of the average daily net assets of a fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares, the Distributor has contractually agreed to waive .07% of the fee at least through April 30, 2002. This waiver may be discontinued at any time thereafter. Under the terms of the Distribution Plan and the principal underwriting agreement, each fund is authorized to make payments monthly to the Distributor which may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities' fees or expenses incurred or paid in that regard.

The Distribution Plan is of a type known as a "compensation" plan because payments are made for services rendered to the fund with respect to Class IB shares regardless of the level of expenditures by the Distributor. The Directors will, however, take into account such expenditures for purposes of reviewing operations under the Distribution Plan and in connection with their annual consideration of the Plan's renewal. The Distributor has indicated that it expects its expenditures to include, without limitation: (a) the printing and mailing of fund prospectuses, statements of additional information, any supplements to those documents and shareholder reports for prospective contract owners of variable insurance products with respect to the Class IB shares of a fund; (b) those relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to the Class IB shares of a fund; (c) holding seminars and sales meetings designed to promote the distribution of fund Class IB shares;
(d) obtaining information and providing explanations to wholesale and retail distributors of contracts regarding fund investment objectives and policies and other information about a fund, including the performance of the funds;
(e) training sales personnel regarding the Class IB shares of a fund;
(f) compensation to financial intermediaries and third-party broker-dealers; and
(g) financing any other activity that the Distributor determines is primarily intended to result in the sale of Class IB shares. Rule 12b-1 fees have the effect of increasing operating expenses of the funds.

DETERMINATION OF NET ASSET VALUE

The net asset value per shareis determined for each fund as of the close of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern Time) on each business day that the NYSE is open. The net asset value is determined by dividing the value of the fund's net assets attributable to a class of shares by the number of shares outstanding for that class. The funds use market prices in valuing portfolio securities, but may use fair value estimates, as determined by HL Advisors under the direction of the Board of Directors, if reliable market prices are not available. Fair value pricing may be used by a fund when current market values are unavailable or when an event occurs after the close of the exchange on which the fund's portfolio securities are principally traded that is likely to have changed the value of the securities. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using current market values. Securities of foreign issuers and non-dollar securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. With respect to all funds, short-term investments that will mature in 60 days or less are also valued at amortized cost, which approximates market value.

HARTFORD HLS MUTUAL FUNDS                                                     17

FURTHER INFORMATION ON THE FUNDS
--------------------------------------------------------------------------------

A fund may invest in securities primarily traded in foreign securities markets. Foreign securities markets may trade on days when a fund does not compute its net asset value or may close (generating closing prices) at times before or after the NYSE. Consequently, the net asset value of a fund and the value of its shares may change on days, or at times, when an investor cannot redeem the fund's shares. Conversely, events affecting the values of securities of foreign issuers and non-dollar securities that occur after the close of regular trading on the NYSE will not be reflected in a fund's net asset value.

DIVIDENDS AND DISTRIBUTIONS

The shareholders of each fund are entitled to receive such dividends and distributions as may be declared by each fund's Board of Directors, from time to time based upon the investment performance of the assets making up that fund's portfolio. The current policy for each fund is to pay dividends from net investment income and to make distributions of realized capital gains, if any, at least once each year.

Such dividends and distributions will be automatically invested in additional full or fractional shares monthly on the last business day of each month at the per share net asset value on that date. Provision is also made to pay such dividends and distributions in cash if requested. Such dividends and distributions will be in cash or in full or fractional shares of the fund at net asset value.

EXCHANGE PRIVILEGES


Variable contract owners may exchange shares in each fund as explained in the accompanying variable contract prospectus. The funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements. Investors who engage in excessive transfers in and out of a fund generate additional costs which are borne by all of the funds' shareholders. In order to minimize such costs, the funds reserve the right to reject any purchase request that is reasonably deemed to be disruptive to efficient portfolio management, either because of the timing of the investment or previous excessive trading by a variable contract owner or by brokers controlling the accounts of a group of variable contract owners.


FEDERAL INCOME TAXES


For federal income tax purposes, each fund is treated as a separate taxpayer. Each fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code, as amended (the "Code"). By so qualifying, a fund is not subject to federal income tax to the extent that its net investment income and net realized capital gains are distributed to the Accounts or to the Plans. Further, each fund intends to meet certain diversification requirements applicable to mutual funds underlying variable contracts.



Under current law, Plan participants and owners of variable contracts which have invested in a fund are not subject to federal income tax on fund distributions or on gains realized upon the sale or redemption of fund shares until they are withdrawn from the plan or contracts. For information concerning the federal tax consequences to the purchasers of the variable contracts, see the prospectus for such contract.


For more information about the tax status of the Funds, see "Taxes" in the SAI.

BROKERAGE COMMISSIONS

Although the rules of the National Association of Securities Dealers, Inc. prohibit its members from seeking orders for the execution of investment company portfolio transactions on the basis of their sales of investment company shares, under such rules, sales of investment company shares may be considered in selecting brokers to effect portfolio transactions. Accordingly, some portfolio transactions are, subject to such rules and to obtaining best prices and executions, effected through dealers who sell shares of the funds.

VARIABLE CONTRACT OWNER VOTING RIGHTS

With regard to fund matters for which the 1940 Act requires a shareholder vote, Hartford Life generally votes shares held by the Accounts in accordance with instructions received from the owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that Account. Each share has one vote and votes are counted on an aggregate basis except as to matters where the interests funds differ (such as approval of an investment advisory agreement or a change in the fund's fundamental investment policies). In such cases, the voting is on a fund-by-fund basis. Fractional shares are counted. Shares held by an Account for which no instructions are received are voted by Hartford Life for or against, or in abstention, any proposals in the same proportion as the shares for which instructions are received.

PLAN PARTICIPANT VOTING RIGHTS

With regard to fund matters for which the 1940 Act requires a shareholder vote, Plan trustees generally vote fund shares held by their Plans either in their own discretion or in accordance with instructions from Plan participants.

18                                                     HARTFORD HLS MUTUAL FUNDS

                                                FURTHER INFORMATION ON THE FUNDS
--------------------------------------------------------------------------------

PERFORMANCE RELATED INFORMATION

The funds may advertise performance related information. Performance information about a fund is based on the fund's past performance only and is no indication of future performance.

Each fund may include its total return in advertisements or other sales material. When a fund advertises its total return, it will usually be calculated for one year, five years, and ten years or some other relevant period if the fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the fund at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions).

The funds are offered exclusively through variable insurance products and to certain qualified retirement plans. Performance information presented for the funds should not be compared directly with performance information of other insurance products or retirement plans without taking into account charges and expenses payable with respect to these insurance products or retirement plans. Such charges and expenses are not reflected in the funds' performance information and will reduce an investor's return under the variable contracts or retirement plans.

DISTRIBUTOR, CUSTODIAN AND TRANSFER AGENT

Hartford Securities Distribution Company, Inc., 200 Hopmeadow Street, Simsbury, CT 06089, serves as distributor to the funds.

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian of each fund's assets.


Hartford Investors Services Company, 200 Hopmeadow Street, Simsbury, CT 06089, serves as Transfer and Dividend Disbursing Agent for the funds.


HARTFORD HLS MUTUAL FUNDS                                                     19

FOR MORE INFORMATION
--------------------------------------------------------------------------------

Two documents are available that offer further information on the Hartford HLS
Funds:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS

Additional information on the funds is contained in the financial statements and portfolio holdings of the funds' annual and semiannual report. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected performance during the last fiscal year, and the auditor's report.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information on all aspects of the funds.

A current SAI and annual report have been filed with the Securities and Exchange Commission and are incorporated by reference into (are legally a part of) this prospectus.

To request a free copy of the current annual/ semiannual report or the SAI, please contact the funds at:

BY MAIL:

Hartford HLS Funds
c/o Individual Annuity Services
P.O. Box 5085
Hartford, CT 06102-5085

BY PHONE:

1-800-862-6668

ON THE INTERNET:

http://invest.hartfordlife.com

Or you may view or obtain these documents from the SEC:

IN PERSON:

at the SEC's Public Reference Room in Washington, DC

Information on the operation of the SEC's public reference room may be obtained by calling 1-202-942-8090.

BY MAIL:

Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-6009
(duplicating fee required)

ON THE INTERNET OR BY E-MAIL:

INTERNET:

www.sec.gov

E-MAIL:

publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.

SEC FILE NUMBERS:


Large Cap Value HLS Fund                                               811-08629
MidCap Value HLS Fund                                                  811-08629
International Capital Appreciation HLS Fund                            811-08629
International Small Company HLS Fund                                   811-08629
Focus Growth HLS Fund                                                  811-08629

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                     HARTFORD GLOBAL COMMUNICATIONS HLS FUND
                   HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND
                        HARTFORD GLOBAL HEALTH HLS FUND
                      HARTFORD GLOBAL TECHNOLOGY HLS FUND
                   HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND
             HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND, INC.
                      HARTFORD LARGE CAP VALUE HLS FUND, INC.
                          HARTFORD MIDCAP VALUE HLS FUND
                          HARTFORD PREMIUM FOCUS HLS FUND
                          HARTFORD FOCUS GROWTH HLS FUND
                            HARTFORD GROWTH HLS FUND
                 HARTFORD CAPITAL APPRECIATION HLS FUND, INC.
                  HARTFORD DIVIDEND AND GROWTH HLS FUND, INC.
                        HARTFORD GLOBAL LEADERS HLS FUND
                      HARTFORD GROWTH AND INCOME HLS FUND
                          HARTFORD INDEX HLS FUND, INC.
               HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND, INC.
                         HARTFORD MIDCAP HLS FUND, INC.
                      HARTFORD SMALL COMPANY HLS FUND, INC.
                          HARTFORD STOCK HLS FUND, INC.
                         HARTFORD ADVISERS HLS FUND, INC.
                 HARTFORD INTERNATIONAL ADVISERS HLS FUND, INC.
                           HARTFORD BOND HLS FUND, INC.
                          HARTFORD HIGH YIELD HLS FUND
                   HARTFORD MORTGAGE SECURITIES HLS FUND, INC.
                       HARTFORD MONEY MARKET HLS FUND, INC.

                          CLASS IA and CLASS IB SHARES

                                  P.O. Box 5085
                             Hartford, CT 06102-5085

         This Statement of Additional Information ("SAI") is not a prospectus but should be read in conjunction with the prospectus. To obtain a free copy of the prospectus send a written request to: Hartford HLS Funds, c/o Individual Annuity Services, P.O. Box 5085, Hartford, CT 06102-5085 or call 1-800-862-6668.

Date of Prospectus: April 12, 2001
Date of Statement of Additional Information: April 12, 2001

TABLE OF CONTENTS                                                                                               PAGE
GENERAL INFORMATION...............................................................................................3

INVESTMENT OBJECTIVES AND POLICIES................................................................................3

MANAGEMENT OF THE HLS FUNDS......................................................................................15

INVESTMENT MANAGEMENT ARRANGEMENTS...............................................................................20

HLS FUND ADMINISTRATION..........................................................................................22

HLS FUND EXPENSES................................................................................................23

DISTRIBUTION ARRANGEMENTS........................................................................................23

PORTFOLIO TRANSACTIONS AND BROKERAGE.............................................................................25

DETERMINATION OF NET ASSET VALUE.................................................................................27

PURCHASE AND REDEMPTION OF SHARES................................................................................27

SUSPENSION OF REDEMPTIONS........................................................................................28

OWNERSHIP AND CAPITALIZATION OF THE HLS FUNDS....................................................................28

INVESTMENT PERFORMANCE...........................................................................................29

TAXES............................................................................................................36

CUSTODIAN........................................................................................................38

TRANSFER AGENT SERVICES..........................................................................................38

DISTRIBUTOR......................................................................................................38

INDEPENDENT PUBLIC ACCOUNTANTS...................................................................................38

OTHER INFORMATION................................................................................................38

FINANCIAL STATEMENTS.............................................................................................39

                               GENERAL INFORMATION

         This SAI relates to twenty-six mutual funds (each a "HLS Fund" and together the "HLS Funds") which serve as the underlying investment vehicles for variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company and for certain qualified retirement plans. Each HLS Fund offers two classes of shares:
Class IA and Class IB. HL Investment Advisors, LLC ("HL Advisors") is the investment adviser and Hartford Life Insurance Company ("Hartford Life") is the administrator of each HLS Fund. HL Advisors and Hartford Life are indirect majority owned subsidiaries of The Hartford Financial Services Group, Inc., ("The Hartford") an insurance holding company with over $130 billion in assets. In addition, Wellington Management Company, LLP ("Wellington Management") and Hartford Investment Management Company ("HIMCO(R)"), an affiliate of HL Advisors, are sub-advisers to certain of the HLS Funds. HIMCO is a wholly-owned subsidiary of The Hartford. The Hartford also sponsors a family of mutual funds that is offered directly to the public. Hartford Investment Financial Services Company ("HIFSCO"), an affiliate of The Hartford, is the investment manager and principal underwriter to that fund family.

                       INVESTMENT OBJECTIVES AND POLICIES

A.       FUNDAMENTAL RESTRICTIONS OF THE FUNDS

         Each HLS Fund has adopted the following fundamental investment restrictions which may not be changed without approval of a majority of the applicable HLS Fund's outstanding voting securities. Under the Investment Company Act of 1940 (the "1940 Act"), and as used in the Prospectus and this SAI, a "majority of the outstanding voting securities" means the approval of the lesser of (1) the holders of 67% or more of the shares of an HLS Fund represented at a meeting, if the holders of more than 50% of the outstanding shares of the HLS Fund are present in person or by proxy, or (2) the holders of more than 50% of the outstanding shares of the HLS Fund.

         The investment objective and principal investment strategies of each HLS Fund are set forth in the Prospectus. Set forth below are the fundamental investment restrictions applicable to each HLS Fund followed by the non-fundamental restrictions applicable to each HLS Fund.

         For purposes of the fundamental investment restrictions, the Funds are divided into two groups: Group A and Group B.

                  Group A                                         Group B
                  -------                                         -------
Global Health HLS Fund                               Global Communications HLS Fund
Global Technology HLS Fund                           Global Financial Services HLS Fund
Capital Appreciation HLS Fund                        Premium Focus HLS Fund
Dividend and Growth HLS Fund                         Growth HLS Fund
Global Leaders HLS Fund                              Large Cap Value HLS Fund
Growth and Income HLS Fund                           MidCap Value HLS Fund
Index HLS Fund                                       International Capital Appreciation HLS Fund
International Opportunities HLS Fund                 International Small Company HLS Fund
MidCap HLS Fund                                      Focus Growth HLS Fund
Small Company HLS Fund
Stock HLS Fund
Advisers HLS Fund
International Advisers HLS Fund
Bond HLS Fund
High Yield HLS Fund
Mortgage Securities HLS Fund
Money Market HLS Fund

         Each Group A HLS Fund may not:

         1.       Issue senior securities.

         2. Borrow money, except from banks and then only if immediately after each such borrowing there is asset coverage of at least 300% as defined in the 1940 Act.

         Each Group B HLS Fund may not:

         1. Issue senior securities to the extent such issuance would violate applicable law.

         2. Borrow money, except (a) the HLS Fund may borrow from banks (as defined in the 1940 Act) and through reverse repurchase agreements in amounts up to 30% of its total assets (including the amount borrowed), (b) the HLS Fund may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes, (c) the HLS Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities, (d) the HLS Fund may purchase securities on margin to the extent permitted by applicable law and (e) the HLS Fund may engage in transactions in mortgage dollar rolls which are accounted for as financings.

         Each HLS Fund may not:

         3. Invest 25% or more of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. Government or any or its agencies or instrumentalities). This restriction does not apply to the Global Health HLS Fund, Global Technology HLS Fund, Global Communications HLS Fund, Global Financial Services HLS Fund, or Focus Growth HLS Fund.

         4. Make loans, except through (a) the purchase of debt obligations in accordance with the HLS Fund's investment objective and policies, (b) repurchase agreements with banks, brokers, dealers and other financial institutions, and (c) loans of cash or securities as permitted by applicable law.

         5. Underwrite securities issued by others, except to the extent that the sale of portfolio securities by the HLS Fund may be deemed to be an underwriting.

         6. Purchase or sell real estate, except that an HLS Fund may (a) acquire or lease office space for its own use, (b) invest in securities of issuers that invest in real estate or interests therein, (e.g. real estate investment trusts) (c) invest in securities that are secured by real estate or interests therein, (d) purchase and sell mortgage-related securities, (e) hold and sell real estate acquired by the HLS Fund as a result of the ownership of securities and (f) invest in real estate limited partnerships.

         7. Invest in commodities or commodity contracts, except that the HLS Fund may invest in currency and financial instruments and contracts that are commodities or commodity contracts.

         8. With respect to 75% of a HLS Fund's total assets, except the Global Health HLS Fund, Global Technology HLS Fund, Global Communications HLS Fund and the Global Financial Services HLS Fund, purchase securities of an issuer (other than cash, cash items or securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities or authorities), if

         (a) such purchase would cause more than 5% of the HLS Fund's total assets taken at market value to be invested in the securities of such issuer; or

         (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the HLS Fund.

         Except for the limitations on borrowing from banks, if the above percentage restrictions are adhered to at the time of investment, a later increase or decrease in such percentage resulting from a change in values of securities or amount of net assets will not be considered a violation of any of the foregoing restrictions.

B.       NON-FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FUNDS.

         The following restrictions are designated as non-fundamental and may be changed by the Board of Directors without the approval of shareholders.

         Each HLS Fund may not:

         1. Pledge, mortgage or hypothecate its assets, except to the extent required to secure permitted borrowings. This investment restriction shall not apply to any required segregated account, securities lending arrangements or other assets in escrow and collateral arrangements with respect to margin for futures contracts and related options.

         2. Purchase any securities on margin (except that a HLS Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities). The deposit or payment by a HLS Fund of initial or maintenance margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.

         3. Purchase securities while outstanding borrowings exceed 5% of a HLS Fund's total assets.

         4. Sell securities short or maintain a short position except for short sales against the box.

         5. Invest more than 20% of the value of its total assets in the securities of foreign issuers and non-dollar securities. This policy does not apply to the Money Market HLS Fund or to Funds with the words GLOBAL or INTERNATIONAL in their name.

         6. Acquire any security that is not readily marketable if more than 15% of the net assets of the HLS Fund (10% for the Money Market HLS Fund) taken at market value, would be invested in such securities.

         7. Enter into a stock index futures contract (by exercise of any option or otherwise) or acquire any options thereon, if immediately thereafter, the total of the initial margin deposits required with respect to all open futures positions, at the time such positions were established, plus the sum of the premiums paid for all unexpired options on stock index futures contracts would exceed 5% of the value of its total assets.

         If the above percentage restrictions are adhered to at the time of investment, a later increase or decrease in such percentage resulting from a change in values of securities or amount of net assets will not be considered a violation of any of the foregoing restrictions.

C.       TAX RESTRICTIONS OF THE FUNDS

         Each HLS Fund must:

         1. Maintain its assets so that, at the close of each quarter of its taxable year,

         (a) at least 50 percent of the fair market value of its total assets is comprised of cash, cash items, U.S. Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to no more than 5 percent of the fair market value of the HLS Fund's total assets and 10 percent of the outstanding voting securities of such issuer,

         (b) no more than 25 percent of the fair market value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies) or of two or more issuers controlled by the HLS Fund and engaged in the same, similar, or related trades or businesses.

         2. Maintain its assets so that it is adequately diversified within the meaning of Section 817(h) of the Internal Revenue Code and regulations thereunder. Generally, this means that at the close of each calendar quarter, or within 30 days thereafter,

                  (a) no more than 55% of the value of the assets in the fund is represented by any one investment,

                  (b) no more than 70% of the value of the assets in the fund is represented by any two investments,

                  (c) no more than 80% of the value of the assets in the fund is represented by any three investments, and

                  (d) no more than 90% of the value of the total assets of the fund is represented by any four investments. In determining whether the diversification standards are met, each U.S. Government agency or instrumentality shall be treated as a separate issuer.

D.       MISCELLANEOUS INVESTMENT STRATEGIES AND RISKS

         The investment objective and principal investment strategies for each HLS Fund are discussed in the HLS Fund's prospectus. A further description of certain investment strategies of each HLS Fund is set forth below. The percentage limits described in the sections below are based on market value and are determined as of the time of investment.

         MONEY MARKET INSTRUMENTS AND TEMPORARY INVESTMENT STRATEGIES In addition to the Money Market HLS Fund which may hold cash and invest in money market instruments at any time, all other HLS Funds may hold cash and invest in high quality money market instruments under appropriate circumstances as determined by HIMCO or Wellington Management, subject to the overall supervision of HL Advisors. Such HLS Funds may invest up to 100% of their assets in cash or money market instruments only for temporary defensive purposes.

         Money market instruments include: (1) banker's acceptances; (2) obligations of governments (whether U.S. or non-U.S.) and their agencies and instrumentalities; (3) short-term corporate obligations, including commercial paper, notes, and bonds; (4) other short-term debt obligations; (5) obligations of U.S. banks, non-U.S. branches of U.S. banks (Eurodollars), U.S. branches and agencies of non-U.S. banks (Yankee dollars), and non-U.S. branches of non-U.S. banks; (6) asset-backed securities; and (7) repurchase agreements.

        REPURCHASE AGREEMENTS A repurchase agreement is an agreement by which the seller of a security agrees to repurchase the security sold at a mutually agreed upon time and price. It may also be viewed as the loan of money by an HLS Fund to the seller. The resale price by the HLS Fund would be in excess of the purchase price, reflecting an agreed upon market interest rate.

         Each HLS Fund is permitted to enter into fully collateralized repurchase agreements. The HLS Fund's Board of Directors has delegated to HIMCO and Wellington Management the responsibility of evaluating the creditworthiness of the banks and securities dealers with which the HLS Funds will engage in repurchase agreements.

         HIMCO or Wellington Management will monitor such transactions to ensure that the value of underlying collateral will be at least equal at all times to the total amount of the repurchase obligation, including the accrued interest. If the seller defaults, the HLS Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest.

         REVERSE REPURCHASE AGREEMENTS Each HLS Fund may also enter into reverse repurchase agreements. Reverse repurchase agreements involve sales by an HLS Fund of portfolio assets concurrently with an agreement by an HLS Fund to repurchase the same assets at a later date at a fixed price. Reverse repurchase agreements carry the risk that the market value of the securities which an HLS Fund is obligated to repurchase may decline below the repurchase price. A reverse repurchase agreement is viewed as a collateralized borrowing by an HLS Fund. Borrowing magnifies the potential for gain or loss on the portfolio securities of an HLS Fund and, therefore, increases the possibility of fluctuation in an HLS Fund's net asset value. An HLS Fund will establish a segregated account with the HLS Fund's custodian bank in which an HLS Fund will maintain liquid assets equal in value to an HLS Fund's obligations in respect of reverse repurchase agreements.

         DEBT SECURITIES Each HLS Fund is permitted to invest in debt securities including: (1) securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities; (2) non-convertible debt securities issued or guaranteed by U.S. corporations or other issuers (including foreign governments or corporations); (3) asset-backed securities (Global Health HLS Fund, Global Technology HLS Fund, International Opportunities HLS Fund, International Advisers HLS Fund, Advisers HLS Fund, Bond HLS Fund, High Yield HLS Fund, Mortgage Securities HLS Fund and Money Market HLS Fund only); (4) mortgage-related securities, including collateralized mortgage obligations ("CMO's") (International Opportunities HLS Fund, International Advisers HLS Fund, Advisers HLS Fund, Bond HLS Fund, High Yield HLS Fund and Mortgage Securities HLS Fund only); and (5) securities issued or guaranteed as to principal or interest by a foreign government or one of its agencies or political subdivisions, supranational entities such as development banks, non-U.S. corporations, banks or bank holding companies, or other foreign issuers.

         INVESTMENT GRADE DEBT SECURITIES The Money Market HLS Fund is permitted to invest only in high quality, short term instruments as determined by Rule 2a-7 under the 1940 Act. Each of the other HLS Funds is permitted to invest in debt securities rated within the four highest rating categories (i.e., Aaa, Aa, A or Baa by Moody's or AAA, AA, A or BBB by S&P) (or, if unrated, securities of comparable quality as determined by HIMCO or Wellington Management). These securities are generally referred to as "investment grade securities." Each rating category has within it different gradations or sub-categories. If an HLS Fund is authorized to invest in a certain rating category, the HLS Fund is also permitted to invest in any of the sub-categories or gradations within that rating category. If a security is downgraded to a rating category which does not qualify for investment, HIMCO or Wellington Management will use its discretion on whether to hold or sell based upon its opinion on the best method to maximize value for shareholders over the long term. Debt securities carrying the fourth highest rating (i.e., "Baa" by Moody's and "BBB" by S&P), and unrated securities of comparable quality (as determined by HIMCO or Wellington Management) are viewed to have adequate capacity for payment of principal and interest, but do involve a higher degree of risk than that associated with investments in debt securities in the higher rating categories and such securities lack outstanding investment characteristics and do have speculative characteristics.

         HIGH YIELD-HIGH RISK SECURITIES Each of the Global Health HLS Fund, Global Technology HLS Fund, Capital Appreciation HLS Fund, Dividend and Growth HLS Fund, Global Leaders HLS Fund, Growth and Income HLS Fund, MidCap HLS Fund, Small Company HLS Fund, Stock HLS Fund, Advisers HLS Fund and International Opportunities HLS Fund is permitted to invest up to 5%, and the International Advisers HLS Fund is permitted to invest up to 15%, of its assets in securities rated as low as "C" by Moody's or "CC" by S&P or of comparable quality if not rated. The Bond HLS Fund is permitted to invest up to 20% of its assets in securities rated in the highest level below investment grade (i.e., "Ba" for Moody's or "BB" by S&P), or if unrated, securities determined to be of comparable quality by HIMCO. Although the High Yield HLS Fund is permitted to invest up to 100% of its total assets in securities rated below investment grade, no more than 10% of total assets will be invested in securities rated below B3 by Moody's or B- by S&P, or if unrated, determined to be of comparable quality by HIMCO. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds". Each rating category has within it different gradations or sub-categories. For instance the "Ba" rating for Moody's includes "Ba3", "Ba2" and "Ba1". Likewise the S&P rating category of "BB" includes "BB+", "BB" and "BB-". If an HLS Fund is authorized to invest in a certain rating category, the HLS Fund is also permitted to invest in any of the sub-categories or gradations within that rating category. Securities in the highest category below investment grade are considered to be of poor standing and predominantly speculative. Descriptions of the debt securities ratings system, including their speculative characteristics attributable to each ratings category, are set forth as an appendix to this SAI. These securities are considered speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. Accordingly, it is possible that these types of factors could, in certain instances, reduce the value of securities held by an HLS Fund with a commensurate effect on the value of an HLS Fund's shares. If a security is downgraded to a rating category which does not qualify for investment, HIMCO or Wellington Management will use its discretion on whether to hold or sell based upon its opinion on the best method to maximize value for shareholders over the long term.

         MORTGAGE-RELATED SECURITIES The mortgage-related securities in which the International Opportunities HLS Fund, International Advisers HLS Fund, Advisers HLS Fund, Bond HLS Fund, High Yield HLS Fund and Mortgage Securities HLS Fund may invest include interests in pools of mortgage loans made by lenders such as savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled for sale to investors (such as the HLS Funds) by various governmental, government-related and private organizations. These HLS Funds may also invest in similar mortgage-related securities which provide funds for multi-family residences or commercial real estate properties.

         The value of these securities may be significantly affected by interest rates, the market's perception of the issuers and the creditworthiness of the parties involved. These securities may also be subject to prepayment risk. The yield characteristics of the mortgage securities differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently on mortgage securities, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally permit prepayment at any time. Evaluating the risks associated with prepayment and determining the rate at which prepayment is influenced by a variety of economic, geographic, demographic, social and other factors including interest rate levels, changes in housing needs, net equity built by mortgagors in the mortgaged properties, job transfers, and unemployment rates. If an HLS Fund purchases these securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if an HLS Fund purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity. Amounts available for reinvestment are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of rising interest rates. Accelerated prepayments on securities purchased by an HLS Fund at a premium also impose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is repaid in full.

         The mortgage securities in which each HLS Fund invests differ from conventional bonds in that principal is paid back over the life of the mortgage securities rather than at maturity. As a result, the holder of the mortgage securities (i.e., an HLS Fund) receives monthly scheduled payments of principal and interest, and may receive unscheduled principal payments representing prepayments on the underlying mortgages. When the holder reinvests the payments and any unscheduled prepayments of principal it receives, it may receive a rate of interest which is lower than the rate on the existing mortgage securities. For this reason, mortgage securities are less effective than other types of U.S. Government securities as a means of "locking in" long-term interest rates.

         ASSET-BACKED SECURITIES The Global Health HLS Fund, Global Technology HLS Fund, International Opportunities HLS Fund, International Advisers HLS Fund, Advisers HLS Fund, Bond HLS Fund, High Yield HLS Fund, Mortgage Securities HLS Fund and the Money Market HLS Fund may invest in asset-backed securities. The securitization techniques used for asset-backed securities are similar to those used for mortgage-related securities. The collateral for these securities has included home equity loans, automobile and credit card receivables, boat loans, computer leases, airplane leases, mobile home loans, recreational vehicle loans and hospital accounts receivables. These HLS Funds may invest in these and other types of asset-backed securities that may be developed in the future. These securities may be subject to the risk of prepayment or default. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying securities may be limited.

         EQUITY SECURITIES Each HLS Fund except the Bond HLS Fund and High Yield HLS Fund as described below and except the Mortgage Securities HLS Fund and Money Market HLS Fund may invest all or a portion of their assets in equity securities which include common stock, preferred stock, securities convertible into common stock and warrants or rights to acquire common or preferred stock. In addition, these HLS Funds may invest in securities such as bonds, debentures and corporate notes which are convertible into common stock at the option of the holder. The Bond HLS Fund and High Yield HLS Fund may each invest up to 15% of its total assets in preferred stocks, convertible securities, and securities carrying warrants to purchase equity securities. The Bond HLS Fund and High Yield HLS Fund will not invest in common stocks directly, but may retain, for reasonable periods of time, common stocks acquired upon conversion of debt securities or upon exercise of warrants acquired with debt securities.

         SMALL CAPITALIZATION SECURITIES All HLS Funds except the Mortgage Securities HLS Fund and Money Market HLS Fund may invest in equity securities (including securities issued in initial public offerings) of companies with market capitalizations within the range represented by the Russell 2000 Index ("Small Capitalization Securities"). Because the issuers of Small Capitalization Securities tend to be smaller or less well-established companies, they may have limited product lines, market share or financial resources, may have less historical data with respect to operations and management and may be more dependent on a limited number of key employees. As a result, Small Capitalization Securities are often less marketable and experience a higher level of price volatility than securities of larger or more well-established companies. Small Capitalization Securities may be more likely to be offered in initial public offerings. Because securities issued in initial public offerings are being offered to the public for the first time, the market for such securities may be inefficient and less liquid.

         FOREIGN ISSUERS AND NON-DOLLAR SECURITIES Foreign issuers include (1) Companies organized outside of the United States, and (2) foreign governments and agencies or instrumentalities of foreign governments. Non-dollar securities are securities denominated or quoted in foreign currency or paying income in foreign currency.

         Many of the HLS Funds are permitted to invest a portion of their assets in securities of foreign issuers and non-dollar securities, including, in the case of permitted equity investments, American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"). ADRs are certificates issued by a U.S. bank or trust company and represent the right to receive securities of a foreign issuer deposited in a domestic bank or non-U.S. branch of a U.S. bank. ADRs are traded on a U.S. securities exchange, or in an over-the-counter market, and are denominated in U.S. dollars. GDRs are certificates issued globally and evidence a similar ownership arrangement. GDRs are traded on foreign securities exchanges and are denominated in foreign currencies. The value of an ADR or a GDR will fluctuate with the value of the underlying security, will reflect any changes in exchange rates and otherwise will involve risks associated with investing in foreign securities. When selecting securities of foreign issuers and non-dollar securities, HIMCO or Wellington Management will evaluate the economic and POLITICAL climate and the principal securities markets of the country in which an issuer is located.

         The Growth HLS Fund, Focus HLS Fund, Large Cap Value HLS Fund, and MidCap Value HLS Fund are permitted to invest up to 20% of their total assets in the securities of foreign issuers and non-dollar securities. The Global Health HLS Fund, Global Technology HLS Fund Global Communications HLS Fund, Global Financial Services HLS Fund, International Capital Appreciation HLS Fund, International Small Company HLS Fund, International Opportunities HLS Fund, and International Advisers HLS Fund may invest all of their assets in such securities.

         The Capital Appreciation HLS Fund, Dividend and Growth HLS Fund, Growth and Income HLS Fund, Small Company HLS Fund, MidCap HLS Fund, Stock HLS Fund and Advisers HLS Fund are permitted to invest up to 20% of their total assets in foreign issuers. The Money Market HLS Fund may invest up to 25% of its total assets (provided such assets are U.S. dollar denominated), the High Yield HLS Fund and Bond HLS Fund are permitted to invest up to 30% of their total assets in foreign issuers. Each of the High Yield HLS Fund and Bond HLS Fund may also invest up to 10% of their total assets in non-dollar securities.

         The Global Leaders HLS Fund invests in at least five countries, one of which is the United States; however, the fund has no limit on the amount of assets that must be invested in each country. The Global Health HLS Fund and Global Technology HLS Fund each invest in at least three countries, one of which may be the United States; however, the funds have no limit on the amount of assets that must be invested in each country. The Global Health HLS Fund and Global Technology HLS Fund may invest in securities denominated in any currency.

         Investing in securities of foreign issuers involves considerations and potential risks not typically associated with investing in obligations issued by U.S. issuers. Less information may be available about foreign issuers compared with U.S. issuers. For example, foreign issuers generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. In addition, the values of non-dollar securities are affected by changes in currency rates or exchange control regulations, restrictions or prohibition on the repatriation of foreign currencies, application of foreign tax laws, including withholding taxes, changes in government administration or economic or monetary policy (in the U.S. or outside the U.S.) or changed circumstances in dealings between nations. Costs are also incurred in connection with conversions between various currencies.

         Investing in foreign government debt securities exposes an HLS Fund to the direct or indirect consequences of political, social or economic changes in the developing and emerging countries that issue the securities. The ability and willingness of sovereign obligers in developing and emerging countries or the government authorities that control repayment of their external debt to pay principal and interest on such debt when due may depend on general economic and political conditions within the relevant country. Countries such as those in which the HLS Funds may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate trade difficulties and unemployment. Some of these countries are also characterized by political uncertainty or instability. Additional factors which may influence the ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, and its government's policy towards the IMF, the World Bank and other international agencies.

         From time to time, each of the International Advisers HLS Fund, Bond HLS Fund and High Yield HLS Fund may invest up to 15%, 20% and 30% of their respective total assets, and the Global Health HLS Fund, Global Technology HLS Fund, Global Leaders HLS Fund and International Opportunities HLS Fund may invest up to 25% of their assets in securities of issuers located in emerging countries. Compared to the United States and other developed countries, developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets that are less liquid and trade a small number of securities. Prices on these exchanges tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries.

         CURRENCY TRANSACTIONS Each HLS Fund, except the Index HLS Fund, Mortgage Securities HLS Fund and Money Market HLS Fund, may engage in currency transactions to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, currency swaps, exchange-listed and over-the-counter ("OTC") currency futures contracts and options thereon and exchange listed and OTC options on currencies.

         Forward currency contracts involve a privately negotiated obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Currency swaps are agreements to exchange cash flows based ON the notional difference between or among two or more currencies. See "Swap Agreements."

         The use of currency transactions to protect the value of an HLS Fund's assets against a decline in the value of a currency does not eliminate potential losses arising from fluctuations in the value of the HLS Fund's underlying securities. Further, the HLS Funds may enter into currency transactions only with counterparties that HIMCO or Wellington Management deems to be creditworthy.

         The HLS Funds may also enter into options and futures contracts relative to foreign currency to hedge against fluctuations in foreign currency rates. See "Options and Futures Contracts" for a discussion of risk factors relating to foreign currency transactions including options and futures contracts related thereto.

         OPTIONS AND FUTURES CONTRACTS In seeking to protect against the effect of changes in equity market values, currency exchange rates or interest rates that are adverse to the present or prospective position of the HLS Funds, for cash flow management, and, to a lesser extent, to enhance returns, each HLS Fund, except the Money Market HLS Fund, may employ certain hedging, income enhancement and risk management techniques, including the purchase and sale of options, futures and options on futures involving equity and debt securities and foreign currencies, aggregates of equity and debt securities, indices of prices of equity and debt securities and other financial indices. An HLS Fund's ability to engage in these practices may be limited by tax considerations and certain other legal considerations.

         An HLS Fund may write covered options and purchase put and call options on individual securities as a partial hedge against an adverse movement in the security and in circumstances consistent with the objective and policies of the HLS Fund. This strategy limits potential capital appreciation in the portfolio securities subject to the put or call option.

         The HLS Funds may also write covered put and call options and purchase put and call options on foreign currencies to hedge against the risk of foreign exchange fluctuations on foreign securities the particular HLS Fund holds in its portfolio or that it intends to purchase. For example, if an HLS Fund enters into a contract to purchase securities denominated in foreign currency, it could effectively establish the maximum U.S. dollar cost of the securities by purchasing call options on that foreign currency. Similarly, if an HLS Fund held securities denominated in a foreign currency and anticipated a decline in the value of that currency against the U.S. dollar, the HLS Fund could hedge against such a decline by purchasing a put option on the foreign currency involved.

         Aggregates are composites of equity or debt securities that are not tied to a commonly known index. An index is a measure of the value of a group of securities or other interests. An index assigns relative values to the securities included in that index, and the index fluctuates with changes in the market value of those securities. An HLS Fund may purchase put and call options and write covered put and call options on aggregates of equity and debt securities, and may enter into futures contracts and options thereon for the purchase or sale of aggregates of equity and debt securities, indices of equity and debt securities and other financial indices, all for the purpose of protecting against potential changes in the market value of portfolio securities or in interest rates.

         An HLS Fund may write covered options only. "Covered" means that, so long as an HLS Fund is obligated as the writer of a call option on particular securities or currency, it will own either the underlying securities or currency or an option to purchase the same underlying securities or currency having an expiration date not earlier than the expiration date of the covered option and an exercise price equal to or less than the exercise price of the covered option, or will establish or maintain with its custodian for the term of the option a segregated account consisting of liquid assets having a value equal to the fluctuating market value of the optioned securities or currencies. An HLS Fund will cover any put option it writes on particular securities or currency by maintaining a segregated account with its custodian as described above.

         To hedge against fluctuations in currency exchange rates, an HLS Fund may purchase or sell foreign currency futures contracts, and write put and call options and purchase put and call options on such futures contracts. For example, an HLS Fund may use foreign currency futures contracts when it anticipates a general weakening of the foreign currency exchange rate that could adversely affect the market values of the HLS Fund's foreign securities holdings. In this case, the sale of futures contracts on the underlying currency may reduce the risk of a reduction in market value caused by foreign currency variations and, by so doing, provide an alternative to the liquidation of securities positions in the HLS Fund and resulting transaction costs. When the HLS Fund anticipates a significant foreign exchange rate increase while intending to invest in a non-U.S. security, the HLS Fund may purchase a foreign currency futures contract to hedge or partially hedge against a rise in foreign exchange rates pending completion of the anticipated transaction. Such a purchase of a futures contract would serve as a temporary measure to protect the HLS Fund against any rise in the foreign exchange rate that may add additional costs to acquiring the non-U.S. security position. The HLS Fund similarly may use futures contracts on equity and debt securities to hedge against fluctuations in the value of securities it owns or expects to acquire.

         The HLS Funds also may purchase call or put options on foreign currency futures contracts to obtain a fixed foreign exchange rate at limited risk. An HLS Fund may purchase a call option on a foreign currency futures contract to hedge against a rise in the foreign exchange rate while intending to invest in a non-U.S. security of the same currency. An HLS Fund may purchase put options on foreign currency futures contracts to hedge against a decline in the foreign exchange rate or the value of its non-U.S. securities. An HLS Fund may write a call option on a foreign currency futures contract as a partial hedge against the effects of declining foreign exchange rates on the value of non-U.S. securities and in circumstances consistent with an HLS Fund's investment objectives and policies.

         Options on indexes are settled in cash, not in delivery of securities. The exercising holder of an index option receives, instead of a security, cash equal to the difference between the closing price of the securities index and the exercise price of the option. When an HLS Fund writes a covered option on an index, an HLS Fund will be required to deposit and maintain with a custodian liquid assets equal in value to the aggregate exercise price of a put or call option pursuant to the requirements and the rules of the applicable exchange. If, at the close of business on any day, the market value of the deposited securities falls below the contract price, the HLS Fund will deposit with the custodian liquid assets equal in value to the deficiency.

         To the extent that an HLS Fund enters into futures contracts, options on futures contracts and options on foreign currencies that are traded on an exchange regulated by the Commodities Futures Trading Commission ("CFTC"), in each case that are not for "BONA FIDE hedging" purposes (as defined by regulations of the CFTC), the aggregate initial margin and premiums required to establish those positions may not exceed 5% of the liquidation value of the HLS Fund's portfolio, after taking into account the unrealized profits and unrealized losses on any such contracts the HLS Fund has entered into. However, options which are currently exercisable may be excluded in computing the 5% limit. Adoption of this guideline will not limit the percentage of an HLS Fund's assets at risk to 5%.

         Although any one HLS Fund may not employ all or any of the foregoing strategies, its use of options, futures and options thereon and forward currency contracts (as described under "Currency Transactions") would involve certain investment risks and transaction costs to which it might not be subject were such strategies not employed. Such risks include: (1) dependence on the ability of HIMCO or Wellington Management to predict movements in the prices of individual securities, fluctuations in the general securities markets or market sections and movements in interest rates and currency markets; (2) imperfect correlation between movements in the price of the securities or currencies hedged or used for cover; (3) the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which an HLS Fund invests; (4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract, option thereon or forward contract at any particular time, which may affect an HLS Fund's ability to establish or close out a position; (5) possible impediments to effective portfolio management or the ability to meet current obligations caused by the segregation of a large percentage of an HLS Fund's assets to cover its obligations; and (6) the possible need to defer closing out certain options, futures contracts, options thereon and forward contracts in order to continue to qualify for the beneficial tax treatment afforded "regulated investment companies" under the Code. In the event that the anticipated change in the price of the securities or currencies that are the subject of such a strategy does not occur, it may be that an HLS Fund would have been in a better position had it not used such a strategy at all.

         SWAP AGREEMENTS Each HLS Fund, except the Index HLS Fund and Money Market HLS Fund, may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars, and floors. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate multiplied by a "notional principal amount," in return for payments equal to a fixed rate multiplied by the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange the notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

         In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

         Swap agreements will tend to shift an HLS Fund's investment exposure from one type of investment to another. For example, if an HLS Fund agreed to exchange floating rate payments for fixed rate payments, the swap agreement would tend to decrease the HLS Fund's exposure to rising interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of an HLS Fund's investments and its share price and yield.

         The HLS Funds will usually enter into interest rate swaps on a net basis, i.e., where the two parties make net payments with an HLS Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of an HLS Fund's obligations over its entitlement with respect to each interest rate swap will be covered by an amount consisting of liquid assets having an aggregate net asset value at least equal to the accrued excess maintained by the HLS Fund's custodian in a segregated account. If an HLS Fund enters into a swap on other than a net basis, the HLS Fund will maintain in the segregated account the full amount of the HLS Fund's obligations under each such swap. The HLS Fund may enter into swaps, caps, collars and floors with member banks of the Federal Reserve System, members of the New York Stock Exchange or other entities determined by HIMCO or Wellington Management to be creditworthy. If a default occurs by the other party to such transaction, an HLS Fund will have contractual remedies pursuant to the agreements related to the transaction but such remedies may be subject to bankruptcy and insolvency laws which could affect such HLS Fund's rights as a creditor.

         The swap market has grown substantially in recent years with a large number of banks and financial services firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, collars and floors are more recent innovations and they are less liquid than swaps. There can be no assurance, however, that an HLS Fund will be able to enter into interest rate swaps or to purchase interest rate caps, collars or floors at prices or on terms HIMCO or Wellington Management, as appropriate, believes are advantageous to such HLS Fund. In addition, although the terms of interest rate swaps, caps, collars and floors may provide for termination, there can be no assurance that an HLS Fund will be able to terminate an interest rate swap or to sell or offset interest rate caps, collars or floors that it has purchased. Interest rate swaps, caps, collars and floors are considered by the SEC to be illiquid securities.

         The successful utilization of hedging and risk management transactions requires skills different from those needed in the selection of an HLS Fund's portfolio securities and depends on HIMCO's or Wellington Management's ability to predict correctly the direction and degree of movements in interest rates. Although the HLS Funds believe that use of the hedging and risk management techniques described above will benefit the HLS Funds, if HIMCO's or Wellington Management's judgment about the direction or extent of the movement in interest rates is incorrect, an HLS Fund's overall performance would be worse than if it had not entered into any such transactions. For example, if an HLS Fund had purchased an interest rate swap or an interest rate floor to hedge against its expectation that interest rates would decline but instead interest rates rose, such HLS Fund would lose part or all of the benefit of the increased payments it would receive as a result of the rising interest rates because it would have to pay amounts to its counterparties under the swap agreement or would have paid the purchase price of the interest rate floor. These activities are commonly used when managing derivative investments.

         ILLIQUID SECURITIES Each HLS Fund is permitted to invest in illiquid securities. An HLS Fund will not, however, acquire illiquid securities if 15% of its net assets (10% for the Money Market HLS Fund) would consist of such securities. "Illiquid Securities" are securities that may not be sold or disposed of in the ordinary course of business within seven days at approximately the price used to determine a HLS Fund's net asset value. An HLS Fund may not be able to sell illiquid securities when HIMCO or Wellington Management considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. A sale of illiquid securities may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in illiquid securities may have an adverse impact on net asset value. Each HLS Fund may purchase certain restricted securities (commonly known as Rule 144A securities) that can be resold to institutions and which may be determined to be liquid pursuant to policies and guidelines of the Board of Directors.

         Under current interpretations of the SEC staff, the following types of securities are considered illiquid: (1) repurchase agreements maturing in more than seven days; (2) certain restricted securities (securities whose public resale is subject to legal or contractual restrictions); (3) options, with respect to specific securities, not traded on a national securities exchange that are not readily marketable; and (4) any other securities that are not readily marketable.

         WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES Each HLS Fund is permitted to purchase or sell securities on a when-issued or delayed-delivery basis. When-issued or delayed-delivery transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. While the HLS Funds generally purchase securities on a when-issued basis with the intention of acquiring the securities, the HLS Funds may sell the securities before the settlement date if HIMCO or Wellington Management deems it advisable. At the time an HLS Fund makes the commitment to purchase securities on a when-issued basis, the HLS Fund will record the transaction and thereafter reflect the value, each day, of such security in determining the net asset value of the HLS Fund. At the time of delivery of the securities, the value may be more or less than the purchase price. An HLS Fund will maintain, in a segregated account, liquid assets having a value equal to or greater than the HLS Fund's purchase commitments; likewise an HLS Fund will segregate securities sold on a delayed-delivery basis.

         OTHER INVESTMENT COMPANIES Each HLS Fund, except the Index HLS Fund, is permitted to invest in other investment companies. The investment companies in which an HLS Fund would invest may or may not be registered under the 1940 Act. Securities in certain countries are currently accessible to the HLS Funds only through such investments. The investment in other investment companies is limited in amount by the 1940 Act, and will involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies. Generally, an HLS Fund will not purchase a security of an investment company if, as a result, (1) more than 10% of the HLS Fund's assets would be invested in securities of other investment companies, (2) such purchase would result in more than 3% of the total outstanding voting securities of any one such investment company being held by the HLS Fund; or (3) more than 5% of the HLS Fund's assets would be invested in any one such investment company.

          LENDING PORTFOLIO SECURITIES Each of the HLS Funds may lend its portfolio securities to broker/dealers and other institutions as a means of earning interest income. The borrower will be required to deposit as collateral, cash, cash equivalents, U.S. government securities or other high quality liquid debt securities that at all times will be at least equal to 100% of the market value of the loaned securities and such amount will be maintained in a segregated account of the respective HLS Fund. While the securities are on loan the borrower will pay the respective HLS Fund any income accruing thereon.

         Delays or losses could result if a borrower of portfolio securities becomes bankrupt or defaults on its obligation to return the loaned securities. The HLS Funds may lend securities only if: (1) each loan is fully secured by appropriate collateral at all times; and (2) the value of all loaned securities of any HLS Fund is not more than 33-1/3% of the HLS Fund's total assets taken at the time of the loan (including collateral received in connection with any loans).

                           MANAGEMENT OF THE HLS FUNDS

         The business of each HLS Fund is managed by a Board of Directors, who elect officers who are responsible for the day-to-day operations of the HLS Funds and who execute policies formulated by the directors. The directors and officers of the HLS Fund and their principal business occupations for the last five years are set forth below. Those directors who are deemed to be "interested persons" of the HLS Fund, as that term is defined in the 1940 Act are indicated by an asterisk next to their respective names.

                                                         POSITION
                                                         HELD WITH                   PRINCIPAL OCCUPATIONS HELD
                 NAME, ADDRESS, AGE                    THE HLS FUNDS                    DURING LAST 5 YEARS
------------------------------------------------------ -------------- ---------------------------------------------------------
ROBERT J. CLARK (age 68)                               Director       Mr. Clark, currently retired, served as President of
725 Mapleton Avenue                                                   American Nuclear Insurers from 1990 to 1997.
Suffield, CT  06078                                                   Previously, Mr. Clark served in positions of increasing
                                                                      responsibility with Aetna Life & Casualty Company from
                                                                      1955 to 1989 retiring as President of the Commercial
                                                                      Insurance Division. Mr. Clark is also an active
                                                                      director or trustee with Hartford Health Care
                                                                      Corporation, Hartford Hospital, CHS Insurance, Ltd. and
                                                                      St. Joseph's College.

WINIFRED ELLEN COLEMAN (age 68)                        Director       Ms. Coleman has served as President of Saint Joseph
27 Buckingham Lane                                                    College since 1991. She is a Director of LeMoyne
West Hartford, CT 06117                                               College, St. Francis Hospital, Connecticut Higher
                                                                      Education Student Loan Administration, and The National
                                                                      Conference (Greater Hartford Board of Directors).


                                      -15-

WILLIAM ATCHISON O'NEILL (age 70)                      Director       The Honorable William A. O'Neill served as Governor of
Box 360                                                               the State of Connecticut from 1980 until 1991. He is
East Hampton, CT 06424                                                presently retired.

MILLARD HANDLEY PRYOR, JR. (age 67)                    Director       Mr. Pryor has served as Managing Director of Pryor &
695 Bloomfield Avenue                                                 Clark Company, Hartford, Connecticut, since June, 1992.
Bloomfield, CT 06002                                                  He served as Chairman and Chief Executive Officer of
                                                                      Corcap, Inc. from 1988-1992. In addition, Mr. Pryor is
                                                                      a Director of Pryor & Clark Company, Corcap, Inc., the
                                                                      Wiremold Company, Hoosier Magnetics, Inc., Infodata
                                                                      Systems, Inc. and Pacific Scientific Corporation

LOWNDES ANDREW SMITH* (age 61)                         Director and   Mr. Smith has served as Vice Chairman of Hartford
P.O. Box 2999                                          Chairman       Financial Services Group, Inc. since February, 1997, as
Hartford, CT 06104-2999                                               President and Chief Executive Officer of Hartford Life,
                                                                      Inc. since February, 1997, and as President and Chief
                                                                      Operating Officer of The Hartford Life Insurance
                                                                      Companies since January, 1989. He was formerly Senior
                                                                      Vice President and Group Comptroller of The Hartford
                                                                      Insurance Group from 1987-1989. He has been a Director
                                                                      of Connecticut Children's Medical Center since 1993, a
                                                                      Director of American Counsel of Life Insurance from
                                                                      1993-1996 and 1998-present, and a Director of Insurance
                                                                      Marketplace Standards Association from 1996 to present.
                                                                      Mr. Smith is also President and a Director of HIFSCO
                                                                      and HL Advisors.

JOHN KELLEY SPRINGER (age 69)                          Director       Mr. Springer currently serves as Chairman of Medspan,
225 Asylum Avenue                                                     Inc. From 1986 to 1997 he served as Chief Executive
Hartford, CT 06103                                                    Officer of Connecticut Health System, Inc. Formerly, he
                                                                      served as the Chief Executive Officer of Hartford
                                                                      Hospital, Hartford, Connecticut (June, 1976 - August,
                                                                      1989). He is also a Director of Hartford Hospital, and
                                                                      CHS Insurance Ltd. (Chairman).


                                      -16-


DAVID M. ZNAMIEROWSKI (age 40)                         President      Mr. Znamierowski currently serves as Senior Vice
55 Farmington Avenue                                   and Director   President, Chief Investment Officer and Director of
Hartford, CT  06105                                                   Investment Strategy for Hartford Life, Inc. Mr.
                                                                      Znamierowski previously was Vice President, Investment
                                                                      Strategy and Policy with Aetna Life & Casualty Company
                                                                      from 1991 to 1996 and held several positions including
                                                                      Vice President, Corporate Finance with Solomon Brothers
                                                                      from 1986 to 1991. Mr. Znamierowski is also a Director
                                                                      and Senior Vice President of HIFSCO and a Managing
                                                                      Member and Senior Vice President of HL Advisors.

PETER CUMMINS (age 63)                                 Vice           Mr. Cummins has served as Senior Vice President since
P. O. Box 2999                                         President      1997 and Vice President since 1989 of sales and
Hartford, CT 06104-2999                                               marketing of the Investment Products Division of
                                                                      Hartford Life Insurance Company. He is also a Director
                                                                      and Senior Vice President of HIFSCO and a Managing
                                                                      Member and Senior Vice President of HL Advisors.

STEPHEN T. JOYCE (age 41)                              Vice           Mr. Joyce currently serves as Senior Vice President and
P. O. Box 2999                                         President      director of investment products management for Hartford
Hartford, CT 06104-2999                                               Life Insurance Company. Previously he served as Vice
                                                                      President (1997-1999) and Assistant Vice President
                                                                      (1994-1997) of Hartford Life Insurance Company.

ANDREW WILLIAM KOHNKE (age 42)                         Vice           Mr. Kohnke serves as Managing Director and a Director
55 Farmington Avenue                                   President      of HIMCO.  Previously he served as Vice President of
Hartford, CT 06105                                                    HIMCO (1986-1996) and Investment Manager for HIMCO
                                                                      (1983-1986). Mr. Kohnke is also a Director and Senior
                                                                      Vice President of HIFSCO and a Managing Member and
                                                                      Senior Vice President of HL Advisors.

THOMAS MICHAEL MARRA (age 42)                          Vice           Mr. Marra has served as Chief Operating Officer since
P.O. Box 2999                                          President      2000, Executive Vice President since 1996, and as
Hartford, CT 06104-2999                                               Senior Vice President and Director since 1994 of the
                                                                      Investment Products Division of Hartford Life Insurance
                                                                      Company. Mr. Marra is also a Director and Executive
                                                                      Vice President of HIFSCO and a Managing Member and
                                                                      Executive Vice President of HL Advisors.


                                      -17-

JOHN C. WALTERS (age 38)                               Vice           Mr. Walters currently serves as Executive Vice
P.O. Box 2999                                          President      President and Director of the Investment Products
Hartford, CT 06104-2999                                               Division of Hartford Life Insurance Company. Previously
                                                                      Mr. Walters was with First Union Securities which he
                                                                      had joined through the acquisition of Wheat First
                                                                      Butcher Singer in 1998. Mr. Walters joined Wheat First
                                                                      in 1984.

GEORGE RICHARD JAY (age 48)                            Controller     Mr. Jay has served as Secretary and Director, Life and
P.O. Box 2999                                          and Treasurer  Equity Accounting and Financial Control, of Hartford
Hartford, CT 06104-2999                                               Life Insurance Company since 1987.

KEVIN J. CARR (age 46)                                 Vice           Mr. Carr has served as Assistant General Counsel since
55 Farmington Avenue                                   President,     1999, Counsel since November 1996 and Associate Counsel
Hartford, CT 06105                                     Secretary      since November 1995, of The Hartford Financial Services
                                                       and Counsel    Group, Inc. Formerly he served as Counsel of
                                                                      Connecticut Mutual Life Insurance Company from March
                                                                      1995 to November 1995 and Associate Counsel of 440
                                                                      Financial Group of Worcester from 1994 to 1995. Mr.
                                                                      Carr is also Counsel and Assistant Secretary of HL
                                                                      Advisors and HIFSCO and Assistant Secretary of HIMCO.

CHRISTOPHER JAMES COSTA (age 36)                       Assistant      Mr. Costa has served as the Tax Manager of The
P.O. Box 2999                                          Secretary      Hartford-Sponsored Mutual Funds since July 1996.
Hartford, CT 06104-2999                                               Formerly he served as the Tax Manager and Assistant
                                                                      Treasurer of The Phoenix Mutual Funds from June 1994 to
                                                                      June 1996 and as a Tax Consultant with Arthur Andersen
                                                                      LLP from September 1990 to June 1994.

         An Audit Committee and Nominating Committee have been appointed for each fund. Each Committee is made up of those directors who are not "interested persons" of the HLS Fund.

         All officers and directors of the HLS Funds are also officers and directors of The Hartford Mutual Funds, Inc., a family of mutual funds with twenty-two Funds.

         COMPENSATION OF OFFICERS AND DIRECTORS The HLS Funds pay no salaries or compensation to any officer or director affiliated with The Hartford. The chart below sets forth the fees paid by the HLS Fund to the non-interested Directors for the 1999 fiscal year and certain other information:


                                                    Pension Or                                Total Compensation
                               Aggregate            Retirement Benefits    Estimated Annual   From the HLS Funds
                               Compensation From    Accrued As Part Of     Benefits Upon      And Fund Complex
Name of Person, Position       the HLS Funds        HLS Fund Expenses      Retirement         Paid To Directors*
--------------------------------------------------------------------------------------------------------------------
Robert J. Clark, Director              $                    $0                   $0                    $
Winifred E. Coleman, Director          $                    $0                   $0                    $
William A. O'Neill, Director           $                    $0                   $0                    $
Millard H. Pryor, Director             $                    $0                   $0                    $
John K. Springer, Director             $                    $0                   $0                    $

         *As of December 31, 2000, there were thirty-nine Funds in the Complex (including the HLS Funds).

         OTHER INFORMATION ABOUT THE HLS FUNDS The Global Health HLS Fund, Global Technology HLS Fund, Global Leaders HLS Fund, Growth and Income HLS
Fund, High Yield HLS Fund, Global Communications HLS Fund, Global Financial Services HLS Fund, Growth HLS Fund, Premium Focus HLS Fund, International Capital Appreciation HLS Fund, International Small Company HLS Fund, Large Cap Value HLS Fund and MidCap Value HLS Fund are investment portfolios (series) of Hartford Series HLS Fund, Inc., a Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company. Hartford Series HLS Fund, Inc. issues a separate series of shares of common stock for each Fund representing a fractional undivided interest in the Fund. Each such series of shares is subdivided into two classes, Class IA and IB. Each of the other HLS Funds is a separate Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company. The Funds that are each separate corporations, also issue common stock in the same two classes (Class IA and Class IB). The Board of Directors may reclassify authorized shares to increase or decrease the allocation of shares in each HLS Fund. The Board of Directors is also authorized, from time to time and without further shareholder approval, to authorize additional shares of each HLS Fund. The organization dates of each HLS Fund are as follows: Global Health HLS Fund, 2000; Global Technology HLS Fund, 2000; Capital Appreciation HLS Fund, 1983; Dividend and Growth HLS Fund, 1994; Global Leaders HLS Fund, 1998; Growth and Income HLS Fund, 1998; Index
HLS Fund, 1987; International Opportunities HLS Fund, 1990; MidCap HLS Fund, 1997; Small Company HLS Fund, 1996; Stock HLS Fund, 1977; Advisers HLS Fund, 1983; International Advisers HLS Fund, 1995; Bond HLS Fund, 1977; High Yield
HLS Fund, 1998; Mortgage Securities HLS Fund, 1985, and Money Market HLS Fund, 1980. The Global Communications HLS Fund, Global Financial Services HLS Fund, Growth HLS Fund and Premium Focus HLS Fund were organized in 2000 while the International Capital Appreciation HLS Fund, International Small Company HLS Fund, Large Cap Value HLS Fund and MidCap Value HLS Fund were organized in 2001.

         As of January 31, 2000, the officers and directors as a group beneficially owned less than 1% of the outstanding shares of each HLS Fund.

                       INVESTMENT MANAGEMENT ARRANGEMENTS

         Each HLS Fund has entered into an investment advisory agreement with HL Investment Advisors, LLC ("HL Advisors"). The investment advisory agreement provides that HL Advisors, subject to the supervision and approval of each HLS Fund's Board of Directors, is responsible for the management of each HLS Fund. HL Advisors is responsible for investment management supervision of all HLS Funds. In addition, Hartford Life, a corporate affiliate of HL Advisors and HIMCO, provides administrative services to the HLS Funds including administrative personnel, services, equipment and facilities and office space for proper operation of the HLS Funds. Although Hartford Life has agreed to arrange for the provision of additional services necessary for the proper operation of the HLS Fund, each HLS Fund pays for these services directly.

         HL Advisors has entered into an investment services agreement with HIMCO for services related to the day-to-day investment and reinvestment of the assets of the Index HLS Fund, Mortgage Securities HLS Fund, Bond HLS Fund, High Yield HLS Fund and Money Market HLS Fund. With respect to the remaining HLS Funds, HL Advisors has entered into an investment sub-advisory agreement with Wellington Management Company. Under the sub-advisory agreement, Wellington Management, subject to the general supervision of the Board of Directors and HL Advisors, is responsible for (among other things) the day-to-day investment and reinvestment of the assets of such HLS Funds and furnishing each such HLS Fund with advice and recommendations with respect to investments and the purchase and sale of appropriate securities for each HLS Fund.

         As provided by the investment advisory agreements, each HLS Fund pays HL Advisors an investment advisory fee, which is accrued daily and paid monthly, at an annual rate stated as a percentage of the respective HLS Fund's average daily net asset value. HL Advisors, not any HLS Fund, pays the subadvisory fees of Wellington Management as set forth in the Prospectus. HL Advisors pays HIMCO the direct and indirect costs incurred in managing the HIMCO-advised HLS Funds.

         No person other than HL Advisors, HIMCO or Wellington Management and their directors and employees regularly furnishes advice to the HLS Funds with respect to the desirability of the HLS Funds investing in, purchasing or selling securities. HIMCO and Wellington Management may from time to time receive statistical or other information regarding general economic factors and trends, from The Hartford and its affiliates.

         Securities held by any HLS Fund may also be held by other funds and other clients for which HIMCO, Wellington Management or their respective affiliates provide investment advice. Because of different investment objectives or other factors, a particular security may be bought by HIMCO or Wellington Management for one or more clients when one or more clients are selling the same security. If purchases or sales of securities arise for consideration at or about the same time for any HLS Fund or client accounts (including other funds) for which HIMCO or Wellington Management act as an investment adviser, (including the HLS Funds described herein) transactions in such securities will be made, insofar as feasible, for the respective funds and other client accounts in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of HIMCO, Wellington Management or their respective affiliates during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

         For the last three fiscal years, each HLS Fund has paid the following advisory fees to HL Advisors:

HLS FUND NAME                                                  2000                    1999                 1998
-------------                                                  ----                    ----                 ----
Global Communications HLS Fund(3)                                                       ---                  ---
Global Financial Services HLS Fund(3)                                                   ---                  ---
Premium Focus HLS Fund                                                                  ---                  ---
Focus Growth                                                                            ---                  ---
Growth HLS Fund(3)                                                                      ---                  ---
Large Cap Value HLS Fund(3)                                                             ---                  ---
MidCap Value HLS Fund(3)                                                                ---                  ---


                                      -20-

International Capital Appreciation HLS Fund(3)                                          ---                 ---
International Small Company HLS Fund(3)                                                 ---                 ---
Global Health HLS Fund(1)                                                               ---                 ---
Global Technology HLS Fund(1)                                                           ---                 ---
Capital Appreciation HLS Fund                                                       $28,279,376         $23,148,831
Dividend and Growth HLS Fund                                                        $14,387,861         $11,746,871
Global Leaders HLS Fund(2)                                                             $315,278              $5,826
Growth and Income HLS Fund(2)                                                          $504,291             $38,069
Index HLS Fund                                                                       $4,356,861          $2,931,531
International Opportunities HLS Fund                                                 $6,344,130          $5,838,942
MidCap HLS Fund                                                                      $1,712,667            $449,736
Small Company HLS Fund                                                               $2,400,827          $1,511,160
Stock HLS Fund                                                                      $20,925,628         $15,103,808
Advisers HLS Fund                                                                   $56,203,516         $43,114,112
International Advisers HLS Fund                                                      $1,821,043          $1,429,470
Bond HLS Fund                                                                        $2,830,655          $2,165,188
High Yield HLS Fund(2)                                                                 $207,216             $19,214
Mortgage Securities HLS Fund                                                           $884,063            $838,841
Money Market HLS Fund                                                                $2,688,668          $1,756,465

(1) Fund commenced operations in 2000
(2) Portion of advisory fee waived for 1998
(3) Fund commenced operations in 2001

         Pursuant to the investment advisory agreement, investment sub-advisory and investment services agreements neither HL Advisors, HIMCO nor Wellington Management is liable to the HLS Funds or their shareholders for any error of judgment or mistake of law or for any loss suffered by the HLS Funds in connection with the matters to which their respective agreements relate, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of HIMCO or Wellington Management in the performance of their duties or from their reckless disregard of the obligations and duties under the applicable agreement.

         HL Advisors, whose principal business address is at 200 Hopmeadow Street, Simsbury, Connecticut 06089, was organized in 1981. As of December 31, 2000, HL Advisors had approximately $40 billion in assets under management. HL Advisors is a majority owned indirect subsidiary of The Hartford. HIMCO, whose principal business addresses is 55 Farmington Avenue, Hartford, Connecticut 06105, was organized in 1996 and is a wholly-owned subsidiary of The Hartford. HIMCO is a professional money management firm that provides services to investment companies, employee benefit plans, its affiliated insurance companies and other institutional accounts. As of December 31, 2000, HIMCO and its wholly-owned subsidiary had approximately $59 billion in assets under management.

         Wellington Management, 75 State Street, Boston, MA 02109, is a professional investment counseling firm that provides services to investment companies, employee benefit plans, endowments, foundations and other institutions and individuals. Wellington Management and its predecessor organizations have provided investment advisory services since 1928. As of December 31, 2000, Wellington Management had investment management authority with respect to approximately $235 billion in assets. Wellington Management is a Massachusetts limited liability partnership. The three managing partners of Wellington Management are Laurie A. Gabriel, Duncan M. McFarland and John R. Ryan.

         The investment advisory agreements, investment subadvisory agreements and investment services agreements continue in effect for two years from initial approval and from year to year thereafter if approved annually by a vote of a majority of the Directors of the HLS Funds including a majority of the Directors who are not parties to an agreement or interested persons of any party to the contract, cast in person at a meeting called for the purpose of voting on such approval, or by holders of a majority of the applicable HLS Fund's outstanding voting securities. The contract automatically terminates upon assignment as defined under the 1940 Act. The investment advisory agreement may be terminated without penalty on 60 days' notice at the option of either party to the respective contract or by vote of the holders of a majority of the outstanding voting securities of the applicable HLS Fund. The investment subadvisory agreements and investment services agreements may be terminated at any time without the payment of any penalty by the Board of Directors, by vote of a majority of the outstanding voting securities of the respective HLS Fund or by HL Advisors, upon 60 days' notice to HIMCO and Wellington Management, and by Wellington Management or HIMCO upon 90 days' written notice to HL Advisors (with respect to that HLS Fund only). The investment subadvisory agreement and investment services agreements terminate automatically upon the termination of the corresponding investment advisory agreement.

         HL Advisors may make payments from time to time from its own resources, which may include the management fees paid by the HLS Fund to compensate broker dealers, depository institutions, or other persons for providing distribution assistance and administrative services and to otherwise promote the sale of shares of the HLS Funds including paying for the preparation, printing and distribution of prospectuses and sales literature or other promotional activities.

         Each fund and each adviser, sub-adviser and principal underwriter to each fund has adopted a Code of Ethics designed to protect the interests of each fund's shareholders. Under each Code of Ethics investment personnel are permitted to trade securities for their own account subject to a number of restrictions. Each Code of Ethics has been filed with the SEC via the EDGAR system and may be viewed by the public.

                             HLS FUND ADMINISTRATION

         An Administrative Services Agreement between each HLS Fund and Hartford Life provides that Hartford Life will manage the business affairs and provide administrative services to each HLS Fund. Under the terms of these Agreements, Hartford Life will provide the following: administrative personnel, services, equipment and facilities and office space for proper operation of the HLS Funds. Hartford Life has also agreed to arrange for the provision of additional services necessary for the proper operation of the HLS Funds, although the HLS Funds pay for these services directly. See "Expenses of the Funds." As compensation for the services to be performed by Hartford Life, each HLS Fund pays to Hartford Life, as promptly as possible after the last day of each month, a monthly fee equal to the annual rate of .20% of the average daily net assets of the HLS Fund. In addition to the administrative services fee Hartford Life is compensated for fund accounting services at a competitive market rate.

         For the last three fiscal years, each HLS Fund has paid the following administrative fees to Hartford Life:

HLS FUND NAME                                                  2000                   1999                 1998
-------------                                                  ----                   ----                 ----
Global Communications HLS Fund                                                         ---                  ---
Global Financial Services HLS Fund                                                     ---                  ---
Premium Focus HLS Fund                                                                 ---                  ---
Focus Growth HLS Fund                                                                  ---                  ---
Growth HLS Fund                                                                        ---                  ---
Large Cap Value HLS Fund                                                               ---                  ---
MidCap Value HLS Fund                                                                  ---                  ---
International Capital Appreciation HLS Fund                                            ---                  ---
International Small Company HLS Fund                                                   ---                  ---
Global Health HLS Fund(1)                                                              ---                  ---
Global Technology HLS Fund(1)                                                          ---                  ---
Capital Appreciation HLS Fund                                                      $12,896,177           $9,497,866
Dividend and Growth HLS Fund                                                        $6,358,994           $4,656,224
Global Leaders HLS Fund                                                               $108,269               $2,027


                                      -22-

Growth and Income HLS Fund                                                            $174,191              $12,712
Index HLS Fund                                                                      $4,356,861           $2,669,517
International Opportunities HLS Fund                                                $2,573,708           $2,115,423
MidCap HLS Fund                                                                       $610,859             $144,116
Small Company HLS Fund                                                                $870,967             $481,386
Stock HLS Fund                                                                     $16,390,499          $10,675,568
Advisers HLS Fund                                                                  $26,036,945          $18,087,300
International Advisers HLS Fund                                                       $646,111             $453,310
Bond HLS Fund                                                                       $1,922,419           $1,314,094
High Yield HLS Fund                                                                    $71,775               $6,684
Mortgage Securities HLS Fund                                                          $707,251             $609,614
Money Market HLS Fund                                                               $2,150,934           $1,284,777

(1) Fund commenced operations in 2000.


                                HLS FUND EXPENSES

         Each HLS Fund assumes and pays the following costs and expenses: interest; taxes; brokerage charges (which may be to affiliated broker-dealers); costs of preparing, printing and filing any amendments or supplements to the registration forms of each HLS Fund and its securities; all federal and state registration, qualification and filing costs and fees, (except the initial costs and fees, which will be borne by Hartford Life), issuance and redemption expenses, transfer agency and dividend and distribution disbursing agency costs and expenses; custodian fees and expenses; accounting, auditing and legal expenses; fidelity bond and other insurance premiums; fees and salaries of directors, officers and employees of each HLS Fund other than those who are also officers of Hartford Life; industry membership dues; all annual and semiannual reports and prospectuses mailed to each HLS Fund's shareholders as well as all quarterly, annual and any other periodic report required to be filed with the SEC or with any state; any notices required by a federal or state regulatory authority, and any proxy solicitation materials directed to each HLS Fund's shareholders as well as all printing, mailing and tabulation costs incurred in connection therewith, and any expenses incurred in connection with the holding of meetings of each HLS Fund's shareholders, expenses related to distribution activities as provided under each HLS Fund's Rule 12b-1 distribution plan for Class IB shares and other miscellaneous expenses related directly to the HLS Funds' operations and interest.

                            DISTRIBUTION ARRANGEMENTS

         Each fund's shares are sold by Hartford Securities Distribution Company (the "distributor") on a continuous basis to separate accounts sponsored by The Hartford and its affiliates and to certain qualified retirement plans.

         Each fund has adopted separate distribution plans (the "Plans") for Class IB shares pursuant to appropriate resolutions of each fund's Board of Directors in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rule of the NASD regarding asset based sales charges.

         Pursuant to the Plan, each fund may compensate the distributor for its expenditures in financing any activity primarily intended to result in the sale of HLS Fund shares. The expenses of each HLS Fund pursuant to each Plan are accrued on a fiscal year basis and may not exceed, the annual rate of 0.25% of each HLS Fund's average daily net assets attributable to Class IB shares. All or any portion of this fee may be remitted to brokers who provide distribution or shareholder account services.

         Distribution fees paid to the distributor may be spent on any activities or expenses primarily intended to result in the sale of each fund's shares including (a) compensation to and expenses, including overhead and telephone expenses, of employees of the distributor engaged in the distribution of the Class IB shares; (b) printing and mailing of prospectuses, statements of additional information, and reports for prospective purchasers of variable annuity contracts or variable life insurance contracts ("Variable Contracts") investing indirectly in Class IB shares; (c) compensation to financial intermediaries and broker-dealers to pay or reimburse them for their services or expenses in connection with the distribution of Variable Contracts investing indirectly in Class IB shares; (d) expenses relating to the development, preparation, printing, and mailing of fund advertisements, sales literature, and other promotional materials describing and/or relating to the fund; (e) expenses of holding seminars and sales meetings designed to promote the distribution of the Class IB shares; (f) expenses of obtaining information and providing explanations to Variable Contract owners regarding fund investment objectives and policies and other information about the fund, including performance; (g) expenses of training sales personnel regarding the fund; (h) expenses of compensating sales personnel in connection with the allocation of cash values and premiums of the Variable Contracts to the fund; and (i) expenses of personal services and/or maintenance of Variable Contract accounts with respect to Class IB shares attributable to such accounts. These plans are considered compensation type plans which means the distributor is paid the agreed upon fee regardless of the distributor's expenditures.

         In accordance with the terms of the Plans, the distributor provides to each HLS Fund, for review by each fund's Board of Directors, a quarterly written report of the amounts expended under the respective Plans and the purpose for which such expenditures were made.

         The Plans were adopted by a majority vote of the Board of Directors, including at least a majority of Directors who are not, and were not at the time they voted, interested persons of each fund as defined in the 1940 Act and do not and did not have any direct or indirect financial interest in the operation of the Plans, cast in person at a meeting called for the purpose of voting on the Plans. In approving the Plans, the Directors identified and considered a number of potential benefits which the Plans may provide including the potential to increase assets in order to benefit from economics of scale. The Board of Directors believes that there is a reasonable likelihood that the Plans will benefit the Class IB shareholders of each HLS Fund. Under their terms, the Plans remain in effect from year to year provided such continuance is approved annually by vote of the Directors in the manner described above. The Plans may not be amended to increase materially the amount to be spent for distribution without approval of the shareholders of each fund affected thereby, and material amendments to the Plans must also be approved by the Board of Directors in the manner described above. A Plan may be terminated at any time, without payment of any penalty, by vote of the majority of the Directors who are not interested persons of each fund and have no direct or indirect financial interest in the operations of the Plan, or by a vote of a "majority of the outstanding voting securities" (as defined in the 1940 Act) of each fund affected thereby. A Plan will automatically terminate in the event of its assignment (as defined in the 1940 Act).

         For the last two fiscal years, the following 12b-1 fees were paid by the Class IB Shares of the HLS Funds in the years indicated:

                    HLS FUND NAME                                   2000                            1999
                    -------------                                   ----                            ----
Global Communications HLS Fund                                                                       ---
Global Financial Services HLS Fund                                                                   ---
Premium Focus HLS Fund                                                                               ---
Focus Growth HLS Fund                                                                                ---
Growth HLS Fund                                                                                      ---
Large Cap Value HLS Fund                                                                             ---
MidCap Value HLS Fund                                                                                ---
International Capital Appreciation HLS Fund                                                          ---
International Small Company HLS Fund                                                                 ---
Global Health HLS Fund(1)
Global Technology HLS Fund(1)                                                                        ---
Capital Appreciation HLS Fund                                                                      $21,889
Dividend and Growth HLS Fund                                                                       $23,523
Global Leaders HLS Fund                                                                                $81


                                      -24-

Growth and Income HLS Fund                                                                             $22
Index HLS Fund                                                                                          $3
International Opportunities HLS Fund                                                                $2,532
MidCap HLS Fund                                                                                         $3
Small Company HLS Fund                                                                              $6,982
Stock HLS Fund                                                                                     $48,441
Advisers HLS Fund                                                                                 $147,810
International Advisers HLS Fund                                                                         $3
Bond HLS Fund                                                                                      $17,793
High Yield HLS Fund                                                                                   $191
Mortgage Securities HLS Fund                                                                            $3
Money Market HLS Fund                                                                              $10,172

(1) Fund commenced operation in 2000.

         The entire amount of 12b-1 fees listed above were paid to broker-dealers as compensation.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

         The HLS Funds have no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to any policy established by the Board of Directors, HIMCO and Wellington Management are primarily responsible for the investment decisions of each HLS Fund and the placing of its portfolio transactions. In placing orders, it is the policy of each HLS Fund to obtain the most favorable net results, taking into account various factors, including price, dealer spread or commission, if any, size of the transaction and difficulty of execution. While HIMCO and Wellington Management generally seek reasonably competitive spreads or commissions, the HLS Funds will not necessarily be paying the lowest possible spread or commission. Upon instructions from the HLS Funds, HIMCO and Wellington Management may direct brokerage transactions to broker/dealers who also sell shares of the HLS Funds.

         HIMCO and Wellington Management will generally deal directly with the dealers who make a market in the securities involved (unless better prices and execution are available elsewhere) if the securities are traded primarily in the over-the-counter market. Such dealers usually act as principals for their own account. On occasion, securities may be purchased directly from the issuer. Bonds and money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. Portfolio securities in the Money Market HLS Fund normally are purchased directly from, or sold directly to, the issuer, an underwriter or market maker for the securities. There usually will be no brokerage commissions paid by the Money Market HLS Fund for such purchases or sales.

         While HIMCO and Wellington Management (as applicable) seek to obtain the most favorable net results in effecting transactions in an HLS Fund's portfolio securities, dealers who provide supplemental investment research to HIMCO or Wellington Management may receive orders for transactions from HIMCO or Wellington Management. Such supplemental research services ordinarily consist of assessments and analyses of the business or prospects of a company, industry, or economic sector. If, in the judgment of HIMCO or Wellington Management, an HLS Fund will be benefited by such supplemental research services, HIMCO and Wellington Management are authorized to pay spreads or commissions to brokers or dealers furnishing such services which are in excess of spreads or commissions which another broker or dealer may charge for the same transaction. Information so received will be in addition to and not in lieu of the services required to be performed by HIMCO and Wellington Management under the investment advisory agreement or the investment sub-advisory agreement. The expenses of HIMCO and Wellington Management will not necessarily be reduced as a result of the receipt of such supplemental information. HIMCO and Wellington Management may use such supplemental research in providing investment advice to portfolios other than those for which the transactions are made. Similarly, the HLS Funds may benefit from such research obtained by HIMCO and Wellington Management for portfolio transactions for other clients.

         Investment decisions for the HLS Funds will be made independently from those of any other clients that may be (or in the future may be) managed by HIMCO, Wellington Management or their affiliates. If, however, accounts managed by HIMCO or Wellington Management are simultaneously engaged in the purchase of the same security, then, pursuant to general authorization of each HLS Fund's Board of Directors, available securities may be allocated to each HLS Fund or other client account and may be averaged as to price in whatever manner HIMCO or Wellington Management deems to be fair. Such allocation and pricing may affect the amount of brokerage commissions paid by each HLS Fund. In some cases, this system might adversely affect the price paid by an HLS Fund (for example, during periods of rapidly rising or falling interest rates) or limit the size of the position obtainable for an HLS Fund (for example, in the case of a small issue).

         For the last three years, each HLS Fund has paid the following brokerage commissions:

FUND NAME                                                     2000             1999           1998
---------                                                                      ----           ----
Global Communications HLS Fund                                                  ---            ---
Global Financial Services HLS Fund                                              ---            ---
Premium Focus HLS Fund                                                          ---            ---
Focus Growth HLS Fund                                                           ---            ---
Growth HLS Fund                                                                 ---            ---
Large Cap Value HLS Fund                                                        ---            ---
MidCap Value HLS Fund                                                           ---            ---
International Capital Appreciation HLS Fund                                     ---            ---
International Small Company HLS Fund                                            ---            ---
Global Health HLS Fund1                                                         ---            ---
Global Technology HLS Fund1                                                     ---            ---
Capital Appreciation HLS Fund                                               $9,414,734     $6,278,243
Dividend and Growth HLS Fund                                                $3,991,949     $3,315,868
Global Leaders HLS Fund                                                       $406,575         $8,481
Growth and Income HLS Fund                                                    $142,956        $13,302
Index HLS Fund                                                                $168,000       $163,000
International Opportunities HLS Fund                                        $7,376,146     $8,353,895
MidCap HLS Fund                                                               $977,321       $277,583
Small Company HLS Fund                                                      $1,012,220     $1,237,532
Stock HLS Fund                                                              $6,262,227     $3,533,875
Advisers HLS Fund                                                           $6,017,777     $3,712,596
International Advisers HLS Fund                                             $1,079,028     $1,084,719
Bond HLS Fund                                                  N/A              N/A            N/A
High Yield HLS Fund                                            N/A              N/A            N/A
Mortgage Securities HLS Fund                                   N/A              N/A            N/A
Money Market HLS Fund                                          N/A              N/A            N/A

(1) Commenced operations in 2000.

         Changes in the amounts of brokerage commissions paid reflect changes in portfolio turnover rates.

         Although the rules of the National Association of Securities Dealers, Inc. prohibit its members from seeking orders for the execution of investment company portfolio transactions on the basis of their sales of investment company shares, under such rules, sales of investment company shares may be considered in selecting brokers to effect portfolio transactions. Accordingly, some portfolio transactions are, subject to such rules and to obtaining best prices and executions, effected through dealers who sell shares of the funds.

                      DETERMINATION OF NET ASSET VALUE

         The net asset value of the shares of each HLS Fund is determined by Hartford Life Insurance Company, ("Hartford Life") an affiliate of The Hartford, in the manner described in the HLS Funds' Prospectus. The HLS Funds will be closed for business and will not price their shares on the following business holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, Christmas Day and other holidays observed by the New York Stock Exchange. Securities held by each HLS Fund other than the Money Market HLS Fund will be valued as follows: Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by an unaffiliated pricing service which determines valuations for normal institutional size trading units of debt securities. Short-term securities held in the Money Market HLS Fund are valued at amortized cost or original cost plus accrued interest receivable, both of which approximate market value. All other HLS Funds' short-term debt investments with a maturity of 60 days or less are valued at amortized cost, which approximates market value. Short-term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. From such time until maturity, the investments are valued at amortized cost.

         Equity securities are valued at the last sales price reported on principal securities exchanges (domestic or foreign). If no sale took place on such day and in the case of certain equity securities traded over-the-counter, then such securities are valued at the mean between the bid and asked prices. Securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate at the end of the reporting period. Options are valued at the last sales price; if no sale took place on such day, then options are valued at the mean between the bid and asked prices. Securities for which market quotations are not readily available and all other assets are valued in good faith at fair value by, or under guidelines established by, the HLS Funds' Board of Directors.

         The net asset value per share of the Money Market HLS Fund is determined by using the amortized cost method of valuing its portfolio instruments. Under the amortized cost method of valuation, an instrument is valued at cost and the interest payable at maturity upon the instrument is accrued as income, on a daily basis, over the remaining life of the instrument. Neither the amount of daily income nor the net asset value is affected by unrealized appreciation or depreciation of the portfolio's investments assuming the instrument's obligation is paid in full on maturity. In periods of declining interest rates, the indicated daily yield on shares of the portfolio computed using amortized cost may tend to be higher than a similar computation made using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the indicated daily yield on shares of the portfolio computed using amortized cost may tend to be lower than a similar computation made using a method of valuation based upon market prices and estimates. For all HLS Funds, securities with remaining maturities of less than 60 days are valued at amortized cost, which approximates market value.

         The amortized cost method of valuation permits the Money Market HLS Fund to maintain a stable $1.00 net asset value per share. The Company's Board of Directors periodically reviews the extent of any deviation from the $1.00 per share value that would occur if a method of valuation based on market prices and estimates were used. In the event such a deviation would exceed one-half of one percent, the Board of Directors will promptly consider any action that reasonably should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include selling portfolio securities prior to maturity, not declaring earned income dividends, valuing portfolio securities on the basis of current market prices, if available, or, if not available, at fair market value as determined in good faith by the Board of Directors, and (considered highly unlikely by management of the Company) redemption of shares in kind (i.e., portfolio securities).

                        PURCHASE AND REDEMPTION OF SHARES

         For information regarding the purchase or sale (redemption) of HLS Fund shares, see "Purchase of Fund Shares" in the HLS Funds' Prospectus.

                            SUSPENSION OF REDEMPTIONS

         An HLS Fund may not suspend a shareholder's right of redemption, or postpone payment for a redemption for more than seven days, unless the New York Stock Exchange (NYSE) is closed for other than customary weekends or holidays, or trading on the NYSE is restricted, or for any period during which an emergency exists as a result of which (1) disposal by an HLS Fund of securities owned by it is not reasonably practicable, (2) it is not reasonably practicable for an HLS Fund to fairly determine the value of its assets, or (3) for such other periods as the Securities and Exchange Commission may permit for the protection of investors.

                  OWNERSHIP AND CAPITALIZATION OF THE HLS FUNDS

         CAPITAL STOCK The Board of Directors is authorized, without further shareholder approval, to authorize additional shares and to classify and reclassify the HLS Funds into one or more classes. Accordingly, the Directors have authorized the issuance of two classes of shares of the HLS Funds designated as Class IA and Class IB shares. The shares of each class represent an interest in the same portfolio of investments of the HLS Funds and have equal rights as to voting, redemption, and liquidation. However, each class bears different expenses and therefore the net asset values of the two classes and any dividends declared may differ between the two classes.

         Pursuant to state insurance law, Hartford Life, or its affiliates, is the owner of all HLS shares held in Hartford Life's separate accounts. The shares are held for the benefit of Hartford Life's contractholders and policy owners. In addition to Hartford Life, the following entity owns 5% or more of each class of HLS shares.

         As of December 31, 2001, HL Advisors owned shares in the following HLS
Funds:

                                                                PERCENTAGE OF OWNERSHIP
                                                                -----------------------
                        FUND                                 CLASS IA              CLASS IB
                        ----                                 --------              --------
Global Communications HLS Fund
Global Financial Services HLS Fund
Premium Focus HLS Fund
Focus Growth HLS Fund
Growth HLS Fund
Large Cap Value HLS Fund
MidCap Value HLS Fund
International Capital Appreciation HLS Fund
International Small Company HLS Fund                          3.16%                 85.18%
Growth and Income HLS Fund                                      0%                 100.00%
High Yield HLS Fund                                           18.86%               100.00%
Index HLS Fund                                                  0%                 100.00%
International Advisers HLS Fund                                 0%                 100.00%
MidCap HLS Fund                                                 0%                  32.22%
Mortgage Securities HLS Fund                                    0%                 100.00%

         SHARE CLASSES Under each HLS Fund's multi-class plan, shares of each class of an HLS Fund represent an equal pro rata interest in that HLS Fund and, generally, shall have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (a) each class shall have a different designation; (b) each class of shares shall bear its "Class Expenses;" (c) each class shall have exclusive voting rights on any matter submitted to shareholders that relates solely to its distribution arrangements; (d) each class shall have separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class; (e) each class may have separate exchange privileges; and (f) each class may have different conversion features, although a conversion feature is not currently contemplated. Expenses currently designated as "Class Expenses" by the HLS Fund's Board of Directors are currently limited to payments made to the Distributor for the Class IB shares, pursuant to the Distribution Plan for the Class IB shares.

         VOTING Each shareholder is entitled to one vote for each share of the HLS Funds held upon all matters submitted to the shareholders generally. Class specific issues, such as a modification to a Rule 12b-1 plan for Class IB shares that could materially increase fees, will be voted on only by the affected class. Hartford Life, or its affiliates, is the shareholder of record for all HLS Funds. Hartford Life will vote all HLS Fund shares, pro rata, according to the written instructions of the owners of Variable Contracts indirectly invested in the HLS Funds.

         OTHER RIGHTS Each share of HLS Fund stock, when issued and paid for in accordance with the terms of the offering, will be fully paid and non-assessable. Shares of HLS Fund stock have no pre-emptive, subscription or conversion rights. Upon liquidation of an HLS Fund, the shareholders of that HLS Fund shall be entitled to share, pro rata, in any assets of the HLS Fund after discharge of all liabilities and payment of the expenses of liquidation.

         The charter applicable to each HLS Fund provides that the directors, officers and employees of the HLS Fund may be indemnified by the HLS Fund to the fullest extent permitted by Maryland law and the federal securities laws. The bylaws applicable to each HLS Fund provide that the HLS Fund shall indemnify each of its directors, officers and employees against liabilities and expenses reasonably incurred by them, in connection with, or resulting from, any claim, action, suit or proceeding, threatened against or otherwise involving such director, officer or employee, directly or indirectly, by reason of being or having been a director, officer or employee of the HLS Fund. Neither the charter nor the bylaws authorize the HLS Fund to indemnify any director or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.

                             INVESTMENT PERFORMANCE

A.       MONEY MARKET HLS FUND

         In accordance with regulations prescribed by the SEC, the HLS Fund is required to compute the Money Market HLS Fund's current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) in the value of a hypothetical account having a balance of one share of the Money Market HLS Fund at the beginning of such seven-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return and annualizing this quotient on a 365-day basis.

         The SEC also permits the HLS Fund to disclose the effective yield of the Money Market HLS Fund for the same seven-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

         The yield on amounts held in the Money Market HLS Fund normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Money Market HLS Fund's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market HLS Fund, the types and quality of portfolio securities held by the Money Market HLS Fund, any default by issuers of investments held by the Money Market HLS Fund and its operating expenses.

         For the seven-day period ending December 31, 2000 the Money Market HLS Fund's annualized yield for Class IA and Class IB was _.__% and _.__% respectively. For the same period the effective yield for Class IA and Class IB was _.__% and _.__% respectively.

Example:

         Assumptions:

         Value of a hypothetical pre-existing account with exactly one share of Class IA at the beginning of the period: $1.000000

         Value of the same account (excluding capital changes) at the end of the seven day period: $1.0010249

This value would include the value of any additional shares purchased with dividends from the original share, and all dividends declared on both the original share and any such additional shares.

         Calculation:
         Ending account value                                $1.0010249
         Less beginning account value                          1.000000

         Net change in account value                          $.0010249
         Base period return:
         (adjusted change/beginning account value)
         $.0010249/$1.000000 = $.0010249
         Current yield =          $.0010249 X (365/7) =           5.34%
         Effective yield =          (1 + .0010249)^(365/7) - 1 =  5.49%

         The current yield and effective yield information will fluctuate, and publication of yield information may not provide a basis for comparison with bank deposits, other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies. In addition, the current yield and effective yield information may be of limited use for comparative purposes because it does not reflect charges imposed at the Separate Account level which, if included, would decrease the yield.

B.       OTHER FUNDS

         STANDARDIZED AVERAGE ANNUAL TOTAL RETURN QUOTATIONS Average annual total return quotations for the HLS Funds are computed by finding the average annual compounded rates of return that would cause a hypothetical investment made on the first day of a designated period to equal the ending redeemable value of such hypothetical investment on the last day of the designated period in accordance with the following formula:

                                        n
                                  P(1+T)  = ERV
Where:

P        =    a hypothetical initial payment of               n        =    number of years
              $1,000, less the maximum sales load
              applicable to a Fund                            ERV      =    ending redeemable value of the
                                                                            hypothetical $1,000 initial payment
T        =    average annual total return                                   made at the beginning of the
                                                                            designated period (or fractional
                                                                            portion thereof)

         The computation above assumes that all dividends and distributions made by an HLS Fund are reinvested at net asset value during the designated period. The average annual total return quotation is determined to the nearest 1/100 of 1%.

         One of the primary methods used to measure performance is "total return." "Total return" will normally represent the percentage change in value of a class of an HLS Fund, or of a hypothetical investment in a class of an

HLS Fund, over any period up to the lifetime of the class. Unless otherwise indicated, total return calculations will assume the deduction of the maximum sales charge and usually assume the reinvestment of all dividends and capital gains distributions and will be expressed as a percentage increase or decrease from an initial value, for the entire period or for one or more specified periods within the entire period. Total return calculations that do not reflect the reduction of sales charges will be higher than those that do reflect such charges.

         Total return percentages for periods longer than one year will usually be accompanied by total return percentages for each year within the period and/or by the average annual compounded total return for the period. The income and capital components of a given return may be separated and portrayed in a variety of ways in order to illustrate their relative significance. Performance may also be portrayed in terms of cash or investment values, without percentages. Past performance cannot guarantee any particular future result. In determining the average annual total return (calculated as provided above), recurring fees, if any, that are charged to all shareholder accounts are taken into consideration. For any account fees that vary with the size of the account, the account fee used for purposes of the above computation is assumed to be the fee that would be charged to the mean account size of a class of the HLS Fund.

         Each HLS Fund's average annual total return quotations and yield quotations as they may appear in the Prospectus, this SAI or in advertising are calculated by standard methods prescribed by the SEC unless otherwise indicated.

         NON-STANDARDIZED PERFORMANCE In addition, in order to more completely represent an HLS Fund's performance or more accurately compare such performance to other measures of investment return, an HLS Fund also may include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Return"). Non-Standardized Return may be quoted for the same or different periods as those for which Standardized Return is quoted; it may consist of an aggregate or average annual percentage rate of return, actual year-by-year rates or any combination thereof. Non-Standardized Return may or may not take sales charges into account; performance data calculated without taking the effect of sales charges into account will be higher than data including the effect of such charges. All non-standardized performance will be advertised only if the standard performance data for the same period, as well as for the required periods, is also presented.

         In contrast to Class IA shares, the Class IB shares are new and charge 12b-1 fees to cover distribution expenses. Because the historical performance of Class IA shares may be helpful to a prospective investor's decision, the HLS Funds may advertise standard average annual total return for Class IA shares and, when available, Class IB shares.

         The chart below sets forth certain standardized and non-standardized performance information as of December 31, 2000 for the Class IA and Class IB shares of each HLS Fund. Past performance is no guarantee and is not necessarily indicative of future performance of the shares. The actual annual returns for the shares may vary significantly from the past and future performance. Investment returns and the value of the shares will fluctuate in response to market and economic conditions as well as other factors and shares, when redeemed, may be worth more or less than their original cost. Total returns are based on capital changes plus reinvestment of all distributions for the time periods noted in the charts below.

         The manner in which total return and yield are calculated is described above. The following table sets forth the average annual total return and, where applicable, the yield for each HLS Fund shown for periods ending December 31, 2000. The other Funds commenced operations in 2000 or 2001.

                                                                     TOTAL RETURN                       YIELD
                                                    ----------------------------------------------      ------
HLS FUND                                             SINCE                                              30-DAY
(INCEPTION DATE)                                    INCEPTION     1 YEAR      5 YEARS     10 YEARS      YIELD
                                                    ---------     ------      -------     --------      -----
Capital Appreciation HLS Fund
   Class IA (April 2, 1984)                           18.74%      37.46%       25.01%      19.76%        N/A
   Class IB (April 1, 1998)                           20.93%      37.21%        N/A         N/A          N/A
Dividend and Growth HLS Fund
   Class IA (March 8, 1994)                           19.10%       5.31%       22.07%       N/A          N/A
   Class IB (April 1, 1998)                            5.04%       5.12%        N/A         N/A          N/A
Global Leaders HLS Fund
   Class IA (September 30, 1998)                      72.77%      50.37%        N/A         N/A          N/A
   Class IB (September 30, 1998)                      72.47%      50.11%        N/A         N/A          N/A
Growth and Income HLS Fund
   Class IA (May 29, 1998)                            26.31%      21.82%        N/A         N/A          N/A
   Class IB (May 29, 1998)                            26.01%      21.61%        N/A         N/A          N/A
Index HLS Fund
   Class IA (May 1, 1987)                             16.01%      20.49%       27.82%      17.43%        N/A
   Class IB (November 9, 1999)                        7.73%*       N/A          N/A         N/A          N/A
International Opportunities HLS Fund
   Class IA (July 2, 1990)                            10.36%      39.86%       15.36%       N/A          N/A
   Class IB (April 1, 1998)                           21.39%      39.61%        N/A         N/A          N/A
MidCap HLS Fund
   Class IA (July 15, 1997)                           37.35%*     51.81%        N/A         N/A          N/A
   Class IB (November 9, 1999)                        21.39%*      N/A          N/A         N/A          N/A
Small Company HLS Fund
   Class IA (August 9, 1996)                          28.59%      65.83%        N/A         N/A          N/A
   Class IB (April 1, 1998)                           32.37%      65.54%        N/A         N/A          N/A
Stock HLS Fund
   Class IA (August 31, 1977)                         16.28%      19.78%       28.49%      17.88%        N/A
   Class IB (April 1, 1998)                           19.90%      19.57%        N/A         N/A          N/A
Advisers HLS Fund
   Class IA (March 31, 1983)                          13.70%      10.59%       20.76%      13.98%        N/A
   Class IB (April 1, 1998)                           12.86%      10.39%        N/A         N/A          N/A
International Advisers HLS Fund
   Class IA (March 1, 1995)                           14.28%      23.16%        N/A         N/A          N/A
   Class IB (November 9, 1999)                         9.35%*      N/A          N/A         N/A          N/A
Bond HLS Fund
   Class IA (August 31, 1977)                          8.52%      -2.02%        7.68%       7.40%        7.02%
   Class IB (April 1, 1998)                            2.02%      -2.19%        N/A         N/A          6.83%
High Yield HLS Fund
   Class IA (September 30, 1998)                       6.78%*      4.70%        N/A         N/A          9.65%
   Class IB (September 30, 1998)                       6.57%*      4.49%        N/A         N/A          9.45%
Mortgage Securities HLS Fund
   Class IA (January 1, 1985)                          8.39%       1.52%        7.59%       7.10%        6.83%


                                      -32-

   Class IB (November 9, 1999)                        -0.60%*      N/A          N/A         N/A          6.64%
Money Market HLS Fund
   Class IA (June 30, 1980)                            7.38%       4.89%        5.28%       5.10%        5.49%
   Class IB (April 1, 1998)                            4.85%       4.70%        N/A         N/A          5.30%**

         *Not Annualized
         **7-day Effective Yield

         Each HLS Fund may also publish its distribution rate and/or its effective distribution rate. An HLS Fund's distribution rate is computed by dividing the most recent monthly distribution per share annualized, by the current net asset value per share. An HLS Fund's effective distribution rate is computed by dividing the distribution rate by the ratio used to annualize the most recent monthly distribution and reinvesting the resulting amount for a full year on the basis of such ratio. The effective distribution rate will be higher than the distribution rate because of the compounding effect of the assumed reinvestment. An HLS Fund's yield is calculated using a standardized formula, the income component of which is computed from the yields to maturity of all debt obligations held by the HLS Fund based on prescribed methods (with all purchases and sales of securities during such period included in the income calculation on a settlement date basis), whereas the distribution rate is based on an HLS Fund's last monthly distribution. An HLS Fund's monthly distribution tends to be relatively stable and may be more or less than the amount of net investment income and short-term capital gain actually earned by the HLS Fund during the month (see "Dividends, Capital Gains and Taxes" in the HLS Funds' Prospectus).

         Other data that may be advertised or published about each HLS Fund include the average portfolio quality, the average portfolio maturity and the average portfolio duration.

         STANDARDIZED YIELD QUOTATIONS The yield of a class is computed by dividing the class's net investment income per share during a base period of 30 days, or one month, by the maximum offering price per share of the class on the last day of such base period in accordance with the following formula:

                                        a-b      6
                                     2[(---) + 1)  - 1]
                                        c-d

Where:

a        =    net investment income earned during             c        =    the average daily number of shares of
              the period attributable to the subject                        the subject class outstanding during
              class                                                         the period that were entitled to
b        =    net expenses accrued for the period                           receive dividends
              attributable to the subject class               d         =   the maximum offering price per share
                                                                            of the subject

         Net investment income will be determined in accordance with rules established by the SEC.

         GENERAL INFORMATION From time to time, the HLS Funds may advertise their performance compared to similar funds using certain unmanaged indices, reporting services and publications. Descriptions of some of the indices which may be used are listed below.

         The Standard & Poor's MidCap 400 Index is designed to represent price movements in the mid cap U.S. equity market. It contains companies chosen by the Standard & Poors Index Committee for their size, liquidity and industry representation. None of the companies in the S&P 400 overlap with those in the S&P 500 Index or the S&P 600 Index. Decisions about stocks to be included and deleted are made by the Committee which meets on a regular basis. S&P 400 stocks are market cap weighted; each stock influences the Index in proportion to its relative market cap. REITs are not eligible for inclusion.

         The Standard & Poor's 500 Composite Stock Price Index is a well diversified list of 500 companies representing the U.S. Stock Market.

         The Standard and Poor's Small Cap 600 index is designed to represent price movements in the small cap U.S. equity market. It contains companies chosen by the Standard & Poors Index Committee for their size, industry characteristics, and liquidity. None of the companies in the S&P 600 overlap with the S&P 500 or the S&P 400 (MidCap Index). The S&P 600 is weighted by market capitalization. REITs are not eligible for inclusion.

         The NASDAQ Composite OTC Price Index is a market value-weighted and unmanaged index showing the changes in the aggregate market value of approximately 3,500 stocks.

         The Lehman Government Bond Index is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage backed securities, bonds and foreign targeted issues are not included in the Lehman Government Index.

         The Lehman Government/Corporate Bond Index is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1.3 trillion. To be included in the Lehman Government/Corporate Index, an issue must have amounts outstanding in excess of $1 million, have at least one year to maturity and be rated "Baa" or higher ("investment grade") by a nationally recognized rating agency.

         The Russell 2000 Index represents the bottom two thirds of the largest 3000 publicly traded companies domiciled in the U.S. Russell uses total market capitalization to sort its universe to determine the companies that are included in the Index. Only common stocks are included in the Index. REITs are eligible for inclusion.

         The Russell 2500 Index is a market value-weighted, unmanaged index showing total return (i.e., principal changes with income) in the aggregate market value of 2,500 stocks of publicly traded companies domiciled in the United States. The Index includes stocks traded on the New York Stock Exchange and the American Stock Exchange as well as in the over-the-counter market.

         The Morgan Stanley Capital International EAFE Index (the "EAFE Index") is an unmanaged index, which includes over 1,000 companies representing the stock markets of Europe, Australia, New Zealand and the Far East. The EAFE Index is typically shown weighted by the market capitalization. However, EAFE is also available weighted by Gross Domestic Product (GDP). These weights are modified on July 1st of each year to reflect the prior year's GDP. Indices with dividends reinvested constitute an estimate of total return arrived at by reinvesting one twelfth of the month end yield at every month end. The series with net dividends reinvested take into account those dividends net of withholding taxes retained at the source of payment.

         The Lehman Brothers High Yield BB Index is a measure of the market value of public debt issues with a minimum par value of $100 million and rated Ba1-Ba3 by Moody's. All bonds within the index are U.S. dollar denominated, non-convertible and have at least one year remaining to maturity.

         The Lehman Mortgage-Backed Securities Index includes the mortgage-backed pass-through securities of the Government National Mortgage Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. The Index groups a wide range of pools of fixed rate mortgage-backed securities of those issuers and defines them generally according to agency, program, pass-through coupon and origination year. Those securities which meet the maturity and liquidity criteria are then used to determine the Index.

         The Salomon Smith Barney World Government Bond Index is a market-capitalization weighted benchmark that tracks the performance of the 18 Government bonds markets of Australia, Austria, Belgium,

Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, the Netherlands, Portugal, Spain, Sweden, Switzerland, the United Kingdom and the United States. The ex-U.S. Index excludes the United States.

         The Goldman Sachs Healthcare Index is a modified capitalization weighted index of selected companies covering a broad range of healthcare and related businesses. Individual holdings are capped at 7.5% at each semi -annual reconstitution date and must be listed on the New York Stock Exchange, American Stock Exchange or National Association of Securities Dealers Automated Quotation (NASDAQ) System. As of December 31, 1999 there were 87 names in the Index.

         The Goldman Sachs Technology Index is a modified capitalization weighted index of selected companies covering the entire spectrum of the technology industry. Individual holdings are capped at 8.5% at each semi-annual reconstitution date and must be listed on the New York Stock Exchange, American Stock Exchange or National Association of Securities Dealers Automated Quotation (NASDAQ) System. As of December 31, 1999 there were 159 names in the Index.

         In addition, from time to time in reports and promotions: (1) an HLS Fund's performance may be compared to other groups of mutual funds tracked by:
(a) Lipper Analytical Services, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets;
(b) Morningstar, Inc., another widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets; or (c) other financial or business publications, such as Business Week, Money Magazine, Forbes and Barron's which provide similar information; (2) the Consumer Price Index (measure for inflation) may be used to assess the real rate of return from an investment in the HLS Fund; (3) other statistics such as GNP, and net import and export figures derived form governmental publications, e.g., The Survey of Current Business or other independent parties, e.g., the Investment Company Institute, may be used to illustrate investment attributes to the HLS Fund or the general economic, business, investment, or financial environment in which the HLS Fund operates; (4) various financial, economic and market statistics developed by brokers, dealers and other persons may be used to illustrate aspects of the HLS Fund's performance; (5) the effect of tax-deferred compounding on the HLS Fund's investment returns, or on returns in general, may be illustrated by graphs, charts, etc. where such graphs or charts would compare, at various points in time, the return from an investment in the HLS Fund (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the return on a taxable basis; and (6) the sectors or industries in which the HLS Fund invests may be compared to relevant indices or surveys (e.g., S&P Industry Surveys) in order to evaluate the HLS Fund's historical performance or current or potential value with respect to the particular industry or sector.

         Each HLS Fund's investment performance may be advertised in various financial publications, newspapers, magazines.

         From time to time the HLS Fund may publish the sales of shares of one or more of the HLS Funds on a gross or net basis and for various periods of time, and compare such sales with sales similarly reported by other investment companies.

         The HLS Funds are offered exclusively through Variable Contracts and to certain qualified retirement plans. Performance information presented for the HLS Funds should not be compared directly with performance information of other Variable Contracts without taking into account insurance-related charges and expenses payable with respect to the Variable Contracts. Insurance related charges and expenses are not reflected in the HLS Funds' performance information and reduces an investor's return under the Contract. The HLS Funds' annual and semi-annual reports also contain additional performance information. These reports are distributed to all current shareholders and will be made available to potential investors upon request and without charge.

                                      TAXES

         Each HLS Fund is treated as a separate entity for accounting and tax purposes. Each HLS Fund has qualified and elected or intends to qualify and elect to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and intends to continue to so qualify in the future. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timing of its distributions, and the diversification of its assets, each HLS Fund will not be subject to federal income tax on taxable income (including net short-term and long-term capital gains) which is distributed to shareholders at least annually in accordance with the timing requirements of the Code.

         Each HLS Fund is subject to a 4% non-deductible federal excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. Each HLS Fund intends under normal circumstances to avoid liability for such tax by satisfying such distribution requirements.

         If an HLS Fund acquires stock in certain non-U.S. corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties or capital gain) or hold at least 50% of their assets in investments producing such passive income ("passive foreign investment companies"), that HLS Fund could be subject to federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the HLS Fund is timely distributed to its shareholders. The HLS Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. Certain elections may, if available, ameliorate these adverse tax consequences, but any such election would require the applicable HLS Fund to recognize taxable income or gain without the concurrent receipt of cash. Any HLS Fund that is permitted to acquire stock in foreign corporations may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability or maximize its return from these investments.

         Foreign exchange gains and losses realized by an HLS Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain foreign currency futures and options, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Any such transactions that are not directly related to an HLS Fund's investment in stock or securities, possibly including speculative currency positions or currency derivatives not used for hedging purposes could, under future Treasury regulations, produce income not among the types of "qualifying income" from which the HLS Fund must derive at least 90% of its annual gross income.

         Some HLS Funds may be subject to withholding and other taxes imposed by foreign countries with respect to their investments in securities of foreign issuers or non-dollar securities. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If eligible, each Fund may make an election to pass through to its shareholder, Hartford Life, a credit for any foreign taxes paid during the year. If such an election is made, the pass through of the foreign tax credit will result in additional taxable income and income tax to Hartford Life. The amount of additional tax may be more than offset by the foreign tax credits which are passed through. These foreign tax credits may provide a benefit to Hartford Life.

         For federal income tax purposes, each HLS Fund is permitted to carry forward a net capital loss in any year to offset its own capital gains, if any, during the eight years following the year of the loss. To the extent subsequent capital gains are offset by such losses, they would not result in federal income tax liability to the applicable HLS Fund and would not be distributed as such to shareholders.

         Each HLS Fund that invests in certain PIKs, zero coupon securities or certain deferred interest securities (and, in general, any other securities with original issue discount or with market discount if the HLS Fund elects to include market discount in income currently) must accrue income on such investments prior to the receipt of the corresponding cash payments. However, each HLS Fund must distribute, at least annually, all or substantially all of its net income, including such accrued income, to shareholders to qualify as a regulated investment company under the Code and avoid federal income and excise taxes. Therefore, an HLS Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy distribution requirements.

         Investment in debt obligations that are at risk of or in default presents special tax issues for any HLS Fund that may hold such obligations. Tax rules are not entirely clear about issues such as when the HLS Fund may cease to accrue interest, original issue discount, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and income, and whether exchanges of debt obligations in a workout context are taxable. These and other issues are addressed by any HLS Fund that may hold such obligations in order to reduce the risk of distributing insufficient income to preserve its status as a regulated investment company and seek to avoid becoming subject to federal income or excise tax.

         Limitations imposed by the Code on regulated investment companies like the HLS Funds may restrict an HLS Fund's ability to enter into futures, options, and forward transactions.

         Certain options, futures and forward foreign currency transactions undertaken by an HLS Fund may cause the HLS Fund to recognize gains or losses from marking to market even though its positions have not been sold or terminated and affect the character as long-term or short-term (or, in the case of certain currency forwards, options and futures, as ordinary income or loss) and timing of some capital gains and losses realized by the HLS Fund. Also, certain of an HLS Fund's losses on its transactions involving options, futures or forward contracts and/or offsetting portfolio positions may be deferred rather than being taken into account currently in calculating the HLS Fund's taxable income. Certain of the applicable tax rules may be modified if an HLS Fund is eligible and chooses to make one or more of certain tax elections that may be available. These transactions may therefore affect the amount, timing and character of an HLS Fund's distributions to shareholders. The HLS Funds take into account the special tax rules (including consideration of available elections) applicable to options, futures or forward contracts in order to minimize any potential adverse tax consequences.

         The federal income tax rules applicable to interest rate swaps, caps and floors are unclear in certain respects, and an HLS Fund may be required to account for these transactions in a manner that, in certain circumstances, may limit the degree to which it may utilize these transactions.

         The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates). The discussion does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies, and financial institutions. Dividends, capital gain distributions, and ownership of or gains realized on the redemption (including an exchange) of the shares of an HLS Fund may also be subject to state and local taxes. Shareholders should consult their own tax advisers as to the federal, state or local tax consequences of ownership of shares of, and receipt of distributions from, the HLS Funds in their particular circumstances.

         STATE AND LOCAL TAXES Each HLS Fund may be subject to state or local taxes in jurisdictions in which such HLS Fund may be deemed to be doing business. In addition, in those states or localities which have income tax laws, the treatment of such HLS Fund and its shareholders under such laws may differ from their treatment under federal income tax laws, and investment in such HLS Fund may have different tax consequences for shareholders than would direct investment in such HLS Fund's portfolio securities. Shareholders should consult their own tax advisers concerning these matters.

                                    CUSTODIAN

         Portfolio securities of each HLS Fund are held pursuant to Custodian Agreements between each HLS Fund and State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110.

                             TRANSFER AGENT SERVICES

         Hartford Investor Services Company, 200 Hopmeadow Street, Simsbury, CT 06089, serves as Transfer and Dividend Disbursing Agent for the HLS Funds. The Transfer Agent issues and redeems shares of the HLS Funds and disburses any dividends declared by the HLS Funds.

                                   DISTRIBUTOR

         Hartford Securities Distribution Company, 200 Hopmeadow Street, Simsbury, Connecticut 06089, acts as the HLS Fund's Distributor.

                         INDEPENDENT PUBLIC ACCOUNTANTS

         The audited financial statements and financial highlights have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and are incorporated by reference herein in reliance upon the authority of said firm as experts in giving said report. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

                                OTHER INFORMATION

         The Hartford has granted the Company the right to use the name, "The Hartford" or "Hartford", and has reserved the right to withdraw its consent to the use of such name by the Company and the HLS Funds at any time, or to grant the use of such name to any other company.

         The Hartford Index HLS Fund uses the Standard & Poor's 500 Index as its benchmark. "Standard & Poor's"(R), "S&P"(R), "S&P 500"(R), "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Hartford Life Insurance Company. The fund is not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the shareholders of the fund regarding the advisability of investing in securities generally or in the fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to Hartford Life Insurance Company is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the fund or Hartford Life Insurance Company. S&P has no obligation to take the needs of the fund or its shareholders, or Hartford Life Insurance Company, into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the net asset value of the fund or the timing of the issuance or sale of shares in the fund. S&P has no obligation or liability in connection with the administration, marketing or trading of the fund.

         In addition, S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by the fund, its shareholders or any other person or entity from the use of the S&P 500 Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

                               FINANCIAL STATEMENTS

         Each HLS Fund's audited financial statements as of and for the year ended December 31, 2000, together with the notes thereto and report of Arthur Andersen LLP, independent public accountants, contained in the HLS Funds' annual report as filed with the Securities and Exchange Commission are incorporated by reference into this Statement of Additional Information.

                                   APPENDIX A

         The rating information which follows describes how the rating services mentioned presently rate the described securities. No reliance is made upon the rating firms as "experts" as that term is defined for securities purposes. Rather, reliance on this information is on the basis that such ratings have become generally accepted in the investment business.

RATING OF BONDS

         MOODY'S INVESTORS SERVICE, INC. ("MOODY'S")

         Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

         A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C - Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever earning any real investment standing.

         STANDARD AND POOR'S CORPORATION ("STANDARD & POOR'S")

         AAA - Bonds rated AAA are the highest grade obligations. Capacity to pay interest and repay principal is extremely strong.

         AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from AAA issues only in small degree.

         A - Bonds rated A have a very strong capacity to pay interest and repay principal although they are somewhat more susceptible to the considerable investment strength but are not entirely free from adverse effects of changes in circumstances and economic conditions than debt in the highest rated categories.

         BBB - Bonds rated BBB and regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category then in higher rated categories.

         BB, B, CCC, CC, C - Debt rated BB, B, CCC, CC, and C is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

RATING OF COMMERCIAL PAPER

         Purchases of corporate debt securities used for short-term investment, generally called commercial paper, will be limited to the top two grades of Moody's, Standard & Poor's, Duff & Phelps, Fitch Investor Services and Thomson Bank Watch or other NRSROs (nationally recognized statistical rating organizations) rating services and will be an eligible security under Rule 2a-7.

         MOODY'S

         Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

         -     Leading market positions in well-established industries.

         -     High rates of return on funds employed.

         - Conservative capitalization structures with moderate reliance on debt and ample asset protection.

         - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

         - Well-established access to a range of financial markets and assured sources of alternate liquidity.

         Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

         Issuers rated Not Prime do not fall within any of the Prime rating categories.

         STANDARD & POOR'S

         The relative strength or weakness of the following factors determines whether the issuer's commercial paper is rated A-1 or A-2.

         -     Liquidity ratios are adequate to meet cash requirements.

         Liquidity ratios are basically as follows, broken down by the type of issuer:

               Industrial Company: acid test ratio, cash flow as a percent of current liabilities, short-term debt as a percent of current liabilities, short-term debt as a percent of current assets.

               Utility: current liabilities as a percent of revenues, cash flow as a percent of current liabilities, short-term debt as a percent of capitalization.

               Finance Company: current ratio, current liabilities as a percent of net receivables, current liabilities as a percent of total liabilities.

         - The long-term senior debt rating is "A" or better; in some instances "BBB" credits may be allowed if other factors outweigh the "BBB".

         - The issuer has access to at least two additional channels of borrowing.

         - Basic earnings and cash flow have an upward trend with allowances made for unusual circumstances.

         - Typically, the issuer's industry is well established and the issuer has a strong position within its industry.

         -     The reliability and quality of management are unquestioned.

                                     PART C

                                OTHER INFORMATION


Item 23. Exhibits
         a.       Articles of Incorporation(1)
         b.       By-Laws(1)
         c.       Not Applicable
         d.(i)    Form of Investment Management Agreement(1)
         d.(ii)   Form of Amendment Number 1 to Investment Management
                  Agreement (2)
         d.(iii)  Form of Amendment Number 2 to Investment Management
                  Agreement(7)
         d.(iv)   Form of Investment Sub-Advisory Agreement with
                  Wellington Management Company, LLP(1)
         d.(v)    Form of Amendment Number 1 to Investment Sub-Advisory
                  Agreement with Wellington Management Company, LLP(2)
         d.(vi)   Form of Amendment Number 2 to Investment Sub-Advisory
                  Agreement with Wellington Management Company, LLP(7)
         e.(i)    Form of Principal Underwriting Agreement(1)
         e.(ii)   Form of Amendment Number 1 to Principal Underwriting
                  Agreement(2)
         e.(iii)  Form of Amendment Number 2 to Principal Underwriting
                  Agreement(7)
         f.       Not Applicable
         g.(i)    Form of Custodian Agreement(1)
         g.(ii)   Form of Amendment Number 1 to Custodian Agreement(2)
         g.(iii)  Form of Amendment Number 2 to Custodian Agreement(3)
         g.(iv)   Form of Letter Amendment to Custodian Agreement(7)
         h.(i)    Share Purchase Agreement(1)



--------
(1) Incorporated herein by reference to Registrant's Initial Registration Statement on February 2, 1998.
(2) Incorporated herein by reference to Registrant's Post-Effective Amendment #1 on July 10, 1998.
(3) Incorporated herein by reference to Registrant's Post-Effective Amendment #2 on July 16, 1998.
(4)  Reserved
(5)  Reserved
(6) Incorporated herein by reference to Registrant's Post-Effective Amendment #3 on February 10, 1999.
(7) Incorporated herein by reference to Registrant's Post-Effective Amendment #5 on January 28, 2000.
(8) Incorporated herein by reference to Registrant's Post-Effective Amendment #7 on April 28, 2000.

         h.(ii)   Form of Amendment Number 1 to Share Purchase Agreement -
                  Hartford Life Insurance Company and Hartford Life and Annuity
                  Insurance Company(2)
         h.(iii)  Form of Amendment Number 2 to Share Purchase Agreement -
                  Hartford Life Insurance Company and Hartford Life and Annuity
                  Insurance Company(3)
         h.(iv)   Form of Amendment Number 3 to Share Purchase Agreement -
                  Hartford Life Insurance Company and Hartford Life and Annuity
                  Insurance Company(7)
         h.(v)    Administrative Services Agreement(6)
         h.(vi)   Amended and Restated Administrative Services Agreement(6)
         h.(vii)  Form of Amendment Number 1 to Amended and Restated
                  Administrative Services Agreement(7)
         i.       Opinion and Consent of Counsel (to be filed by amendment)
         j.       Consent of Independent Public Accountants (to be filed by
                  amendment)
         k.       Not Applicable
         l.       Not Applicable
         m.(i)    Form of Rule 12b-1 Distribution Plan(1)
         m.(ii)   Form of Amendment Number 1 to Rule 12b-1 Plan(2)
         m.(iii)  Form of Amendment Number 2 to Rule 12b-1 Plan(7)
         n.       Not Applicable
         o.(i)    Form of Multi-Class Plan Pursuant to Rule 18f-3(1)
         o.(ii)   Form of Amendment Number 1 to Multi-Class Plan Pursuant
                  to Rule 18f-3(2)
         o.(iii)  Form of Amendment Number 2 to Multi-Class Plan Pursuant to
                  Rule 18f-3(3)
         o.(iv)   Form of Amendment Number 3 to Multi-Class Plan Pursuant to
                  Rule 18f-3(7)
         p.(i)    Code of Ethics of HL Investment Advisors LLC and Hartford
                  Investment Management Company(8)
         p.(ii)   Code of Ethics of Hartford Securities Distribution Company(8)
         p.(iii)  Code of Ethics of Wellington Management Company LLP(8)
         q.       Power of Attorney(7)

Item 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         Inapplicable

Item 25. INDEMNIFICATION

         Article EIGHTH of the Articles of Incorporation provides:

         EIGHTH: (a) The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the corporation) by reason of the fact that he is or was a Director, Officer, employee or agent of the Corporation, or is or was serving at the request of the Corporation as a Director or Officer of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, has no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, creates a rebuttable presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interest of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful.

         (b) The Corporation shall indemnify any person who was or is party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Corporation to procure, a judgment in its favor by reason of the fact that he is or was a Director, Officer, employee or agent of the Corporation, or is or was serving at the request of the Corporation as a Director, Officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against expenses (including attorney's fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation. No indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the Corporation.

         (c) To the extent that a Director, Officer, employee or agent of the Corporation has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in subsections (a) and
         (b), or in defense of any claim, issue
         or matter therein, he shall be indemnified against expenses (including attorney's fees) actually and reasonably incurred by him in connection therewith.

          (d) Any indemnification under subsections (a) and (b) (unless ordered by a court) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of the Director, Officer, employee or agent is proper in the circumstances because he has met the applicable standard of conduct set forth in subsections (a) and (b). Such determination shall be made (1) by the Board of Directors by a majority vote of a quorum consisting of Directors who were neither interested persons nor parties to such action suit or proceeding, or (2) if such quorum is not obtainable, or even if obtainable a quorum of disinterested Directors so directs, by independent legal counsel in a written opinion.

          (e) Expenses incurred in defending civil or criminal action, suit or proceeding may be paid by the Corporation in advance of the final disposition of such action, suit or proceeding as authorized by the Board of Directors in the specific case upon receipt of an undertaking by or on behalf of the Director, Officer, employee or agent to repay such amount unless it shall ultimately be determined that he is entitled to be indemnified by the Corporation as authorized in this Article and upon meeting one of the following conditions:

               (i) the indemnitee shall provide a security for his undertaking,
               (ii) the investment company shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the disinterested, non-party Directors of the investment company, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.

         (f) The corporation may purchase and maintain insurance on behalf of any person who is or was a Director, Officer, employee or agent of the Corporation, or is or was serving at the request of the Corporation as a Director, Officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such.

         (g) Anything to the contrary in the foregoing clauses (a) through (f) notwithstanding, no Director or Officer shall be indemnified by the Corporation and no insurance policy obtained by the Corporation will protect or attempt to protect any such person against any liability to the Corporation or to its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, or in a manner inconsistent with Securities and Exchange Commission Release 11330 under the Investment Company Act of 1940.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the registrant undertakes that it will, unless in the opinion of its counsel the matter has been settled by controlling precedent submit to a court of appropriate jurisdiction the questions whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

         HL Investment Advisors, LLC serves as investment adviser to each of the investment companies included in this Registration Statement.

                                  POSITION WITH HL
NAME                              INVESTMENT ADVISORS, LLC       OTHER BUSINESS
Lowndes A. Smith                  Manager, President and         President and Chief Executive Officer of
                                  Chief Executive Officer        Hartford Life, Inc. ("H. L. Inc.")

Thomas M. Marra                   Manager and Executive Vice     Chief Operating Officer of H. L. Inc.
                                  President

David Znamierowski                Manager and Senior Vice        Chief Investment Officer of H. L. Inc.
                                  President

Peter W. Cummins                  Manager and Senior Vice        Senior Vice President of H. L. Inc.
                                  President

Andrew W. Kohnke                  Manager and Senior Vice        Managing Director of Hartford Investment
                                  President                      Management Company ("HIMCO")(1)

David Foy                         Senior Vice President and      Chief Financial Officer of H. L. Inc.
                                  Treasurer

George R. Jay                     Controller                     Assistant Vice President of H. L. Inc.

David A. Carlson                  Vice President and Director    Vice President and Director of Taxes of
                                  of Taxes                       H. L. Inc.


------------------------
(1) The principal business address for HIMCO is 55 Farmington Avenue,
    Hartford, CT 06105.


Mark E. Hunt                      Vice President                 Vice President of Hartford Life Insurance
                                                                 Company ("HLIC")(2)
Thomas A. Klee                    Assistant Corporate Secretary  Counsel of HLIC
Kevin J. Carr                     Assistant Secretary and        Assistant General Counsel of The Hartford
                                  Counsel                        Financial Services Group, Inc.(3) ("The
                                                                 Hartford");
Dawn M. Cormier                   Assistant Secretary            Assistant Secretary HLIC
Diane E. Tatelman                 Assistant Secretary            Assistant Secretary HLIC

Item 27. PRINCIPAL UNDERWRITERS

     Hartford Securities Distribution Company, Inc. ("HSD") is an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. HSD is the principal underwriter for the following registered investment companies:

     Hartford Life Insurance
        Company                   DC Variable Account I
                                  Separate Account Two (DC Variable Account II) Separate Account Two (Variable Account "A") Separate Account Two (QP Variable Account) Separate Account Two (NQ Variable Account) Putnam Capital Manager Trust Separate Account Separate Account One
                                  Separate Account Two
                                  Separate Account Three
                                  Separate Account Five

     Hartford Life and Annuity
        Insurance Company         Separate Account One
                                  Separate Account Three
                                  Separate Account Five
                                  Separate Account Six
                                  Putnam Capital Manager Trust Separate Account
                                  Two
     American Maturity Life
        Insurance Company         Separate Account American Maturity Life
                                  Variable Annuity


The Directors and principal officers of HSD and their position with the Registrant are as follows:

-------------------------------
(2) The principal business address for Hartford Life is 200 Hopmeadow Street, Simsbury, CT 06089.

(3) The principal business address for The Hartford is Hartford Plaza, Hartford, CT 06115.

NAME AND PRINCIPAL                                                           POSITION AND OFFICES
BUSINESS ADDRESS*             POSITIONS AND OFFICES WITH UNDERWRITER            WITH REGISTRANT
David A. Carlson              Vice President                                    None

Peter Cummins                 Senior Vice President                             Vice President
David T. Foy                  Treasurer                                         None
Lynda Godkin                  Senior Vice President, General Counsel and        None
                              Corporate Secretary
George Jay                    Controller & Financial Principal                  Controller & Treasurer
Robert A. Kerzner             Executive Vice President                          None
Thomas A. Klee                Assistant Corporate Secretary                     None
Stephen T. Joyce              Assistant Secretary                               None
Glen J. Kvadus                Assistant Secretary                               None
Thomas M. Marra               Executive Vice President                          Vice President
Paul Eugene Olson             Supervisory Registered Principal                  None
Edward M. Ryan, Jr.           Assistant Secretary                               None
Lowndes A. Smith              President and Chief Executive Officer             Chairman

       *Principal business address is 200 Hopmeadow Street, Simsbury, CT  06089

Item 28. LOCATION OF ACCOUNTS AND RECORDS

     Books or other documents required to be maintained by the Registrant by
Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by the Registrant's custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110 and the Registrant's transfer agent, National Financial Data Services, 330 West 9th Street, Kansas City, MO 64105. Registrant's financial ledgers and other corporate records are maintained at its offices at the Hartford Life Insurance Companies, 200 Hopmeadow Street, Simsbury, CT 06089.


Item 29. MANAGEMENT SERVICES

         Not Applicable

Item 30. UNDERTAKINGS

         Not Applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 26th day of January, 2001.


                                                  HARTFORD SERIES FUND, INC.


                                                  By:      *
                                                     ---------------------
                                                     David M. Znamierowski
                                                     Its: President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE                       TITLE                             DATE

        *                     President                     January 26, 2001
-------------------------     (Chief Executive Officer
David M. Znamierowski         & Director)

        *                     Controller & Treasurer        January 26, 2001
-------------------------     (Chief Accounting Officer &
George R. Jay                 Chief Financial Officer)

        *                     Director                      January 26, 2001
-------------------------
Robert J. Clark

        *                     Director                      January 26, 2001
-------------------------
Winifred E. Coleman

        *                     Director                      January 26, 2001
-------------------------
William A. O'Neill


        *                     Director                      January 26, 2001
-------------------------
Millard H. Pryor, Jr.

        *                     Director                      January 26, 2001
-------------------------
Lowndes A. Smith

        *                     Director                      January 26, 2001
-------------------------
John K. Springer

/s/ Kevin J. Carr                                           January 26, 2001
-------------------------
* By Kevin J. Carr
     Attorney-in-fact
